As filed with the Securities and Exchange Commission on April 28, 2025
Registration Nos. 002‑93131
811‑04044

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 65	☒
(Check appropriate box or boxes.)

PARNASSUS FUNDS
(Exact Name of Registrant as Specified in Charter)

1 Market Street Suite 1600 San Francisco, California	94105
(Address of Principal Executive Offices)	(Zip Code)
(415) 778‑0200
(Registrant’s Telephone Number, including Area Code)

Copy to:

Benjamin E. Allen Parnassus Investments 1 Market Street Suite 1600 San Francisco, California 94105	Chelsea M. Childs Ropes & Gray LLP 3 Embarcadero Center San Francisco, CA 94111
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.
It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
April 28, 2025
Parnassus Core Equity FundSM
Investor Shares: PRBLX | Institutional Shares: PRILX
Parnassus Growth Equity FundSM
Investor Shares: PFGEX | Institutional Shares: PFPGX
Parnassus Value Equity FundSM
Investor Shares: PARWX | Institutional Shares: PFPWX
Parnassus Mid Cap FundSM
Investor Shares: PARMX | Institutional Shares: PFPMX
Parnassus Mid Cap Growth FundSM
Investor Shares: PARNX | Institutional Shares: PFPRX
Parnassus International Equity FundSM
Investor Shares: PRBRX | Institutional Shares: PFPEX

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission (SEC), and the SEC has not determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus • 2025

SUMMARY SECTION
Parnassus Core Equity Fund
Investment Objective
The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Core Equity Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.57	0.57

Distribution (12b-1) Fees	None	None

Other Expenses	0.24	0.04

Service Fees	0.20	None

All Remaining Other Expenses	0.04	0.04

Total Annual Fund Operating Expenses	0.81	0.61
For additional information about the Parnassus Core Equity Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$83	$259	$450	$1,002

Institutional Shares	$62	$195	$340	$762

Portfolio Turnover
The Parnassus Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.2% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. At least 65% of the Fund’s total assets will normally be invested in equity securities that pay interest or dividends. The remaining 35% may be invested in non-dividend-paying equity securities, short-term instruments and money-market instruments (i.e., “cash” or cash equivalents). The Parnassus Core Equity Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund considers a large-cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Index (which was $14.4 billion as of March 31, 2025) measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The portfolio managers focus on seeking downside protection. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. Using a value-oriented investment process, the Fund seeks to invest in equity securities

Prospectus • 2025

that pay dividends, have the potential for capital appreciation and that the Fund’s investment adviser, Parnassus Investments, LLC, (the “Adviser”), believes have the capacity to raise dividends in the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team.
Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.
Principal Risks
All investments involve risk, and investing in the Parnassus Core Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among

Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Large-Capitalization Company Risk. Large- capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small- and Mid-Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid-capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎	Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the

Prospectus • 2025

Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎
Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Core Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market

Prospectus • 2025

performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from that shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
During the ten-year period shown in the bar chart, the highest return for a quarter was 17.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 16.9% (quarter ended March 31, 2020).
Following is a table comparing the performance of the Parnassus Core Equity Fund’s two share classes with that of the S&P 500® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the S&P 500® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Core Equity Fund
40%
30%
20%
10%
0%
-10%
-20%
-30%
-0.55
10.41
16.58
-0.18
30.69
21.19
27.55
-18.61
24.93
18.52
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Parnassus Core Equity Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Investor Shares

Return Before Taxes	18.52	13.25	12.02

Return After Taxes on Distributions	16.04	11.17	9.67

Return After Taxes on Distributions and Sale of Fund Shares	12.86	10.23	9.23

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Institutional Shares

Return Before Taxes	18.75	13.49	12.25

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus Core Equity Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).
Portfolio Managers
The lead Portfolio Manager and the other Portfolio Managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. While decisions are generally made by consensus, the lead Portfolio Manager exercises final discretion in the event of any conflict.
Todd C. Ahlsten is the lead Portfolio Manager of the Parnassus Core Equity Fund and has been a portfolio manager of the Fund since 2001. He is also a Vice President of the Parnassus Funds.
Benjamin E. Allen is a Portfolio Manager of the Parnassus Core Equity Fund and has served in this capacity since 2012. He is also President and a Trustee of the Parnassus Funds.
Andrew S. Choi is a Portfolio Manager of the Parnassus Core Equity Fund and has served in this capacity since 2022.
For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.
For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 26 of the prospectus.

Prospectus • 2025

Parnassus Growth Equity Fund
Investment Objective
The Parnassus Growth Equity Fund has the overall investment objective of capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Growth Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Growth Equity Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.73	0.73

Distribution (12b-1) Fees	None	None

Other Expenses	0.67	0.45

Service Fees	0.14	None

All Remaining Other Expenses	0.53	0.45

Total Annual Fund Operating Expenses	1.40	1.18

Expense Reimbursement	0.56	0.55

Total Annual Fund Operating Expenses After Expense Waiver and Reimbursement(1)	0.84	0.63
(1) The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.84% of net assets for the Parnassus Growth Equity Fund—Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2026 and may be continued indefinitely by the investment adviser on a year-to-year basis.
Example
This example is intended to help you compare the cost of investing in the Parnassus Growth Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$86	$388	$712	$1,631

Institutional Shares	$64	$320	$596	$1,383
Portfolio Turnover
The Parnassus Growth Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.9% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Growth Equity Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-sized growth companies. Equity securities include common stocks, depositary receipts, and interests in real estate investment trusts. The Fund considers a large-sized company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Growth Index (which was $19.4 billion as of March 31, 2025) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell 1000® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in small- and mid-capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreignsecurities of similar companies. The Fund may purchase foreign securities directly on foreign markets.

Prospectus • 2025

To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”), reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.
Principal Risks
All investments involve risk, and investing in the Parnassus Growth Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

∎
Large-Capitalization Company Risk. Large- capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎	Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality

Prospectus • 2025

companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎	American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Growth Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares and Institutional Shares. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Prospectus • 2025

During the period shown in the bar chart, the highest return for a quarter was 15.5% (quarter ended March 31, 2023), and the lowest return for a quarter was a loss of 2.4% (quarter ended September 30, 2023).
Following is a table comparing the performance of the Parnassus Growth Equity Fund’s two share classes with that of the Russell 1000® Growth Index and the S&P 500® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for the one year and since inception periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell 1000® Growth Index and the S&P 500® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Growth Equity Fund*
50%
40%
30%
20%
10%
0%
44.82
26.85
2023
2024

* The Fund’s inception date was December 28, 2022.
Parnassus Growth Equity Fund

Average Annual Total Returns (%)
(all periods period ended December 31, 2024

	One Year	Since Inception*

Investor Shares

Return Before Taxes	26.85	35.15

Return After Taxes on Distributions	25.28	33.90

Return After Taxes on Distributions and Sale of Fund Shares	16.89	27.42

Institutional Shares

Return Before Taxes	27.13	35.42

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36	39.02

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	26.47
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus Growth Equity Fund. For more information on the Adviser, please see “Management of the Fund” in this prospectus and “The Adviser” in the Statement of Additional Information (“SAI”).
Portfolio Managers
The lead Portfolio Manager and the other Portfolio Manager of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. While decisions are generally made by consensus, the lead Portfolio Manager exercises final discretion in the event of any conflict.
Andrew S. Choi is the lead Portfolio Manager of the Parnassus Growth Equity Fund and has served as a portfolio manager of the Fund since its inception in 2022.
Shivani R. Vohra is a Portfolio Manager of the Parnassus Growth Equity Fund and has served as a portfolio manager of the Fund since its inception in 2022.
For more information, please see “Management of the Fund” in this prospectus and “Portfolio Managers” in the SAI.

Prospectus • 2025

Parnassus Value Equity Fund
Investment Objective
The Parnassus Value Equity Fund has the overall investment objective of capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Value Equity Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.66	0.66

Distribution (12b-1) Fees	None	None

Other Expenses	0.25	0.05

Service Fees	0.20	None

All Remaining Other Expenses	0.05	0.05

Total Annual Fund Operating Expenses	0.91	0.71

Expense Reimbursement	0.03	0.06

Total Annual Fund Operating Expenses After Expense Waiver and Reimbursement(1)	0.88	0.65
1 The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund—Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2026 and may be continued indefinitely by the investment adviser on a year-to-year basis.
For additional information about the Parnassus Value Equity Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Value Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$90	$287	$501	$1,117

Institutional Shares	$66	$221	$389	$877
Portfolio Turnover
The Parnassus Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.1% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Value Equity Fund’s objective is to achieve capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Value Equity Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a

Prospectus • 2025

lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”), reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be deemed to represent relative value. To determine whether the company demonstrates relative value, the Adviser considers the companies valuation relative to its own valuation history and relative to similar companies operating in the same industry. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.
Principal Risks
All investments involve risk, and investing in the Parnassus Value Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases.

Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Large-Capitalization Company Risk. Large- capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small- and Mid-Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid-capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid- capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the

Prospectus • 2025

investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎
Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency.

The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
Value Investing Risk. The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market insofar as these securities may decline or may not reach what the Adviser believes are their full value.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Value Equity Fund’s performance using several measures, such as

Prospectus • 2025

yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.
During the ten-year period shown in the bar chart, the highest return for a quarter was 25.9% (quarter ended December 31, 2020), and the lowest return for a quarter was a loss of 25.04% (quarter ended March 31, 2020).
Following is a table comparing the performance of the Parnassus Value Equity Fund’s two share classes with that of the Russell 1000® Value Index and the S&P 500® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell 1000® Value and the S&P 500® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Value Equity Fund
40%
30%
20%
10%
0%
-10%
-20%
3.25
21.42
19.81
-13.49
33.29
27.42
31.12
-13.81
13.70
12.01
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Parnassus Value Equity Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Investor Shares

Return Before Taxes	12.01	12.89	12.25

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Return After Taxes on Distributions	10.03	11.37	10.63

Return After Taxes on Distributions and Sale of Fund Shares	8.62	10.20	9.71

Institutional Shares

Return Before Taxes	12.27	13.14	12.49

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37	8.69	8.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Parnassus Value Equity Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Value Equity Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus Value Equity Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).
Portfolio Manager
The Portfolio Manager is responsible for the day-to-day management of the Fund’s portfolio.
Krishna S. Chintalapalli is the Portfolio Manager of the Parnassus Value Equity Fund and has served as a portfolio manager of the Fund since 2022.
For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.
For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 26 of the prospectus

Prospectus • 2025

Parnassus Mid Cap Fund
Investment Objective
The Parnassus Mid Cap Fund has the overall investment objective of capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Mid Cap Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.71	0.71

Distribution (12b-1) Fees	None	None

Other Expenses	0.24	0.07

Service Fees	0.17	None

All Remaining Other Expenses	0.07	0.07

Total Annual Fund Operating Expenses	0.95	0.78

Expense Reimbursement	0.00	0.03

Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.95	0.75
1 The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.95% of net assets for the Parnassus Mid Cap Equity Fund—Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2026 and may be continued indefinitely by the investment adviser on a year-to-year basis.
For additional information about the Parnassus Mid Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$97	$303	$525	$1,166

Institutional Shares	$77	$246	$430	$963
Portfolio Turnover
The Parnassus Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Mid Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Index (which was between $2.4 billion and $51.8 billion as of April 30, 2024) measured at the time of purchase. The Russell Midcap® Index includes approximately 800 of the smallest companies in the Russell 1000® Index. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. The portfolio managers focus on seeking downside protection. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and may invest up to 20% of its assets in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets.

Prospectus • 2025

Using a value-oriented investment process, the Fund seeks to invest in equity securities that have the potential for long-term capital appreciation. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”) reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.
Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in

Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies and may also invest in small- capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform

Prospectus • 2025

as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎
Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency.

The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the

Prospectus • 2025

Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 23.6% (quarter ended March 31, 2020).
Following is a table comparing the performance of the Parnassus Mid Cap Fund’s two share classes with that of the Russell Midcap® Index and Russell 1000® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for one-, five- and ten-year periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Index and Russell 1000® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Mid Cap Fund
40%
30%
20%
10%
0%
-10%
-20%
-30%
-0.87
16.07
15.79
-6.64
28.75
14.88
16.39
-21.56
12.67
9.99
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Parnassus Mid Cap Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Investor Shares

Return Before Taxes	9.99	5.38	7.61

Return After Taxes on Distributions	7.01	4.20	6.40

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Return After Taxes on Distributions and Sale of Fund Shares	7.03	4.03	5.85

Institutional Shares

Return Before Taxes	10.21	5.61	7.84

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Parnassus Mid Cap Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus Mid Cap Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).
Portfolio Managers
The Portfolio Managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Matthew D. Gershuny is a Portfolio Manager of the Parnassus Mid Cap Fund and has served as a portfolio manager of the Fund since 2008.
Lori A. Keith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served in this capacity since 2008.
Ian E. Sexsmith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served in this capacity since January 1, 2024.
For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.
For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 26 of the prospectus.

Prospectus • 2025

Parnassus Mid Cap Growth Fund
Investment Objective
The Parnassus Mid Cap Growth Fund has the overall investment objective of capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus Mid Cap Growth Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.62	0.62

Distribution (12b-1) Fees	None	None

Other Expenses	0.19	0.08

Service Fees	0.10	None

All Remaining Other Expenses	0.09	0.08

Total Annual Fund Operating Expenses	0.81	0.70

Expense Reimbursement	0.01	0.02

Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.80	0.68
1 The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.80% of net assets for the Parnassus Mid Cap Growth Fund—Investor Shares and to 0.68% of net assets for the Parnassus Mid Cap Growth Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2026 and may be continued indefinitely by the investment adviser on a year-to-year basis.
For additional information about the Parnassus Mid Cap Growth Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$82	$258	$449	$1,001

Institutional Shares	$69	$222	$388	$869
Portfolio Turnover
The Parnassus Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.5% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Mid Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized growth companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Growth Index (which was between $2.7 billion and $56.5 billion as of April 30, 2024) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller-and larger-capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on

Prospectus • 2025

foreign markets. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”) reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.
Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Growth Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Growth Investing Risk. The Adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the Adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

∎
Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies, and may also invest in small- capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform

Prospectus • 2025

as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎
Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Growth Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Prospectus • 2025

During the ten-year period shown in the bar chart, the highest return for a quarter was 25.8% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 21.9% (quarter ended June 30, 2022).
Following is a table comparing the performance of the Parnassus Mid Cap Growth Fund’s two share classes with that of the Russell Midcap® Growth Index and Russell 1000® Index. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Parnassus Mid Cap Growth Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Growth Index and Russell 1000® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Mid Cap Growth Fund
40%
20%
0%
-20%
-40%
0.26
13.46
16.08
-9.73
29.82
28.61
9.37
-33.52
35.60
10.55
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Parnassus Mid Cap Growth Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Investor Shares

Return Before Taxes	10.55	6.99	8.05

Return After Taxes on Distributions	8.86	5.92	6.46

Return After Taxes on Distributions and Sale of Fund Shares	7.62	5.41	6.08

Institutional Shares

Return Before Taxes	10.68	7.12	8.19

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10	11.47	11.54

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Parnassus Mid Cap Growth Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Growth Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus Mid Cap Growth Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).
Portfolio Managers
The lead Portfolio Manager and the other Portfolio Manager of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. While decisions are generally made by consensus, the lead Portfolio Manager exercises final discretion in the event of any conflict.
Ian E. Sexsmith is the lead Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager of the Fund since 2013.
Robert J. Klaber is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served as a portfolio manager of the Fund since 2016.
For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.
For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 26 of the prospectus.

Prospectus • 2025

Parnassus International Equity Fund
Investment Objective
The Parnassus International Equity Fund’s objective is to achieve capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Parnassus International Equity Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.90	0.90

Distribution (12b-1) Fees	None	None

Other Expenses(1)	0.30	0.09

Total Annual Fund Operating Expenses	1.20	0.99

Expense Reimbursement	0.25	0.29

Total Annual Fund Operating Expenses After Expense Reimbursement(2)	0.95	0.70
(1) “Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
(2) The investment adviser has contractually agreed to limit total annual fund operating expenses to 0.95% of net assets for the Parnassus International Equity Fund—Investor Shares and to 0.70% of net assets for the Parnassus International Equity Fund— Institutional Shares. This agreement will not be terminated prior to May 1, 2026, and may be continued indefinitely by the investment adviser on a year-to-year basis.
Example
This example is intended to help you compare the cost of investing in the Parnassus International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years

Investor Shares	$97	$356

Institutional Shares	$72	$286
Portfolio Turnover
The Parnassus International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of this Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Parnassus International Equity Fund’s objective is to achieve capital appreciation by investing primarily in a diversified portfolio of equity securities of non‑U.S. companies. Equity securities include common stock, preferred stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), convertible preferred stock, and warrants. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities of non‑U.S. companies. Sometimes these “non-U.S. companies” (as defined below) are traded in the U.S. on a national securities exchange, or are ADRs or ADSs. The Fund invests primarily in common stocks of companies in developed countries, but may invest up to 15% of its total assets in companies in emerging (less developed) markets. The Fund does not target a specific number of countries or allocation percentages across regions, and from time to time, the Fund may have significant positions in particular countries or regions.
The Fund’s investment adviser, Parnassus Investments, LLC, (“Parnassus” or the “Adviser”) determines a company’s country, and therefore whether it is a “non- U.S. company,” by referring to: the stock exchange where its securities are principally traded; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at

Prospectus • 2025

least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Adviser considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.
When investing the Fund’s assets, the Adviser follows a “core strategy,” which selects value stocks and growth stocks of companies for investment. Value stocks are stocks of companies that the Fund’s investment adviser believes are undervalued, which means that their current prices are less than the adviser believes they are worth. Growth stocks are stocks of companies whose revenues, earnings, or cash flows the Adviser expects to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price.
The Fund is primarily a large‑cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small- and mid‑capitalization companies.
The portfolio manager focuses on seeking downside protection by purchasing investments for the Fund’s portfolio that the Adviser believes have less exposure to broad equity market risk taking into consideration the research and analysis performed on individual companies, the universe of holdings within the Fund’s portfolio, and the Adviser’s assessment of the market and applicable risks.
The Fund seeks to invest in equity securities that have the potential for capital appreciation by investing in companies that are financially sound and have good prospects for the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s durable competitive advantages and management team. The Adviser assesses a company’s durable competitive advantages to determine how likely it is to ward off rivals for an extended time by looking for characteristics such as a high level of return on invested capital, a strong network effect (meaning there is a loyal base of customers or partners for whom cross-selling products can enhance the client experience), patents and regulatory licenses, high customer switching costs, an effective well-known brand, and/or low production costs relative to competitors.
As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with its investment philosophy set out herein and in its Principles and Sustainable Investment Policy (as discussed in further detail below), as the Adviser believes these factors are relevant to its assessment of quality and the risk-return profiles of companies in the Fund. As discussed further under the captions, “Sustainable Investment Guidelines” and “Integration and Stewardship,” the Principles and Sustainable Investment Policy describe the Adviser’s approach to investing. This quality assessment is integrated as part of a holistic evaluation of fundamental attributes of the company across the Parnassus quality characteristics of competitive advantages, relevancy, management, sustainable business practices and valuation. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. As governance standards and market practices may differ considerably across international markets and regions, Parnassus applies context-specific evaluations for non‑U.S. equity securities. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. The Adviser conducts a holistic evaluation for each company, and not all factors will necessarily be relevant to all companies.
The sustainable business practices for all current holdings are reviewed at least annually to ensure the companies in the Fund continue to be consistent with the Adviser’s investment philosophy and expectations. The Adviser will evaluate on a case-by-case basis whether the Fund will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation relative to other available opportunities, or if the company no longer meets the Adviser’s expectations for sustainable business practices and the Adviser does not believe it is an appropriate investment for the Fund following such changes. The Adviser does not generally expect to invest in companies that operate contrary to its Principles and Sustainable Investment Policy and investment philosophy as described in this prospectus.

Prospectus • 2025

Principal Risks
All investments involve risk, and investing in the Parnassus International Equity Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎
Foreign (Non‑U.S.) Securities Risk. The Fund invests primarily in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎
Emerging Markets Risk. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the U.S. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Prospectus • 2025

∎
Large-Capitalization Company Risk. Large- capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

∎
Small‑ and Mid‑Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small‑ and/or mid‑capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎
Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎
New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

∎
Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information
When the Parnassus International Equity Fund has been in operation for a full calendar year, performance

Prospectus • 2025

information will be shown in this Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.
The Adviser
Parnassus Investments, LLC is the investment adviser to the Parnassus International Equity Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).
Portfolio Manager
The Portfolio Manager is responsible for the day-to-day management of the Fund’s portfolio.
Ken Ryan, CFA is the Portfolio Manager of the Parnassus International Equity Fund. He has served in this capacity since the inception of the Fund on April 28, 2025.
For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.
For important information about the purchase and sale of Fund shares, tax information and payments to financial intermediaries, please turn to “Additional Summary Information” on page 26 of the prospectus.

Prospectus • 2025

Additional Summary Information

Purchase and Sale of Fund Shares
The minimum initial purchase for the Investor Shares is $2,000 per Fund, with a minimum of $500 per Fund for certain custodial accounts and IRAs. The minimum initial purchase for the Institutional Shares is $100,000. The minimum subsequent investment is $50 per Fund. After making an initial investment, the minimum investment in an automatic investment plan is $50 per Fund.
You may redeem and purchase shares of a Fund each day the New York Stock Exchange (“NYSE”) is open. You may redeem or purchase Fund shares online through our website at www.parnassus.com, by mail (Parnassus Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246), or by telephone at (800) 999-3505. Investors who wish to redeem or purchase shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.
For additional information, please see “Investing with Parnassus Funds” on page 32 of the prospectus.
Tax Information
The Funds’ distributions generally will be taxable to you as ordinary income or capital gains, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable upon withdrawal from such arrangement.
Financial Intermediary Compensation
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
For additional information, please see “Distributor and Distribution Agreement,” “Shareholder Servicing Plan” and “Additional Marketing and Support Payments” in the SAI.

Prospectus • 2025

Investment Objectives and Policies and Non-Principal Risks
Set forth below is information about the investment objectives and policies of the Funds and certain risks associated with the Funds. The Funds will notify shareholders of changes to their investment objectives and investment strategies, which may be made without obtaining shareholder approval.

Selection Process for Equity Securities
“Equity securities” consist of common stocks, preferred stocks, equity interests in real estate investment trusts (REITs), or securities that can be converted into common stocks, which include convertible bonds, convertible preferred stock, warrants, ADRs and ADSs. In general, the Adviser uses six basic criteria in identifying equity securities eligible for the Funds. Companies must be sound and priced attractively relative to their potential reward and risk profile; have increasingly relevant products or services; have clear and durable competitive advantages; have a quality management team with incentives (such as equity ownership and compensation plans) that encourage alignment with the company’s long-term goals; meet Parnassus’ expectations for sustainable business practices; and be suitable, at the time of purchase, for a multi-year investment.
Once a security is purchased, the Adviser may continue to hold it even if the Adviser no longer believes it is undervalued or no longer possesses superior growth potential, as the case may be.
Under normal circumstances, each of the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund, and the Parnassus International Equity Fund will have virtually all of their assets invested in equity securities. If the Adviser cannot find enough securities that meet its investment criteria, the Funds may invest a substantial portion of their assets in money-market instruments (i.e., “cash” or cash equivalents).
Parnassus Core Equity Fund
The investment objective of the Parnassus Core Equity Fund is both capital appreciation and current income. The Fund tries to achieve these objectives by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. At least 65% of the Fund’s total assets will normally be invested in equity securities that pay a dividend or interest. The remaining 35% of the Fund’s total assets may be invested in non-dividend-paying equity securities, short-term instruments and money-market instruments. The Parnassus Core Equity Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund considers a large-cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Index (which was $14.4 billion as of March 31, 2025) measured at the time of purchase. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and which the Adviser believes have the capacity to raise dividends in the future.
Parnassus Growth Equity Fund
The Parnassus Growth Equity Fund seeks capital appreciation through investing primarily (normally at least 80% of its net assets (plus borrowings for investment purposes)) in large-sized growth companies. The Fund considers a large-sized company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Growth Index (which was $19.4 billion as of March 31, 2025) measured at the time of purchase. A growth company is a company that the Adviser believes has an above-average revenue and earnings growth opportunity. The Fund may normally invest up to 20% of its net assets in small- and mid- capitalization companies.
Parnassus Value Equity Fund
The Parnassus Value Equity Fund seeks capital appreciation by investing primarily (normally at least 80% of its net assets (plus borrowings for investment purposes)) in a diversified portfolio of equity securities. Equity securities include common and preferred stock. The Adviser looks for undervalued companies that have proven businesses and good prospects for long-term capital appreciation. The Parnassus Value Equity Fund is primarily a large- cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small- and mid-capitalization companies.

Prospectus • 2025

Parnassus Mid Cap Fund
The Parnassus Mid Cap Fund seeks capital appreciation through investing primarily (normally at least 80% of its net assets (plus borrowings for investment purposes)) in mid-sized companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Index (which was between $2.4 billion and $51.8 billion as of April 30, 2024) measured at the time of purchase. The Adviser looks for undervalued companies that have proven businesses and good prospects for long-term growth. While mid-capitalization companies can be riskier than larger companies, they can also possess more potential for future growth.
Parnassus Mid Cap Growth Fund
The Parnassus Mid Cap Growth Fund seeks capital appreciation through investing primarily (normally at least 80% of its net assets (plus borrowings for investment purposes)) in mid-sized growth companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Growth Index (which was between $2.7 billion and $56.5 billion as of April 30, 2024) measured at the time of purchase. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. While mid-capitalization companies can be riskier than larger companies, they can also possess more potential for future growth.
Parnassus International Equity Fund
The Parnassus International Equity Fund seeks capital appreciation through investing primarily (normally at least 80% of its net assets (plus borrowings for investment purposes)) in a diversified portfolio of equity securities of ”non-U.S. companies.” Equity securities include common stock, preferred stock, ADRs, ADSs convertible preferred stock, and warrants. The Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Adviser determines a company’s country, and therefore whether it is a “non-U.S. company,” by referring to: the stock exchange where its securities are principally traded; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Adviser considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.
Sustainable Investment Guidelines
As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with its investment philosophy set out herein and in its Principles and Sustainable Investment Policy (as discussed in further detail below), as the Adviser believes these factors are relevant to its assessment of quality and the risk-return profiles of companies in the Fund.
This quality assessment is integrated as part of a holistic evaluation of fundamental attributes of the company across the Parnassus quality characteristics of competitive advantages, relevancy, management, sustainable business practices and valuation. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. As governance standards and market practices may differ considerably across international markets and regions, Parnassus applies context-specific evaluations for non-U.S. equity securities. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. The Adviser conducts a holistic evaluation for each company, and not all factors will necessarily be relevant to all companies.
The Adviser may utilize third-party research as well as proprietary research to evaluate the sustainability practices of issuers. The Adviser considers a variety of data and ratings metrics, and the Adviser does not rely exclusively on any single source of information for its evaluation of an issuer. This information and data, including from third party research providers, may be incomplete, inaccurate, or unavailable, or may present conflicting information and data with respect to an issuer, which in each case could cause the Portfolio Manager of the Fund to incorrectly assess an issuer’s business practices with respect to sustainable investment characteristics.

Prospectus • 2025

The sustainable business practices for all current holdings are reviewed at least annually to ensure the companies in the Fund continue to be consistent with the Adviser’s investment philosophy and expectations. The Adviser will evaluate on a case-by-case basis whether the Fund will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation relative to other available opportunities, or if the company no longer meets the Adviser’s expectations for sustainable business practices and the Adviser does not believe it is an appropriate investment for the Fund following such changes. The Adviser does not generally expect to invest in companies that operate contrary to its Principles and Sustainable Investment Policy and investment philosophy as described in this prospectus. The Adviser recognizes that companies in which the Fund invests may not be representative of model sustainable business practices and that the Adviser’s judgment regarding such practices may differ from those made by others.
Depending on the accessibility and reliability of information regarding a particular company, the Adviser may apply sustainable business factors differently, apply slightly different factors, or give less relative weight to certain factors. Investors can differ in their views of what constitutes strong or weak performance on sustainable investment factors. As a result, the Fund may invest in issuers that do not reflect the views on sustainable investment practices of any particular investor.
Integration and Stewardship
The Adviser integrates sustainability-related risks and opportunities into investment decision making, proxy voting, and engagement strategies. The Adviser aims to invest in quality companies considering competitive advantages, relevance, management, sustainable business practices, and other factors that we believe are relevant to investment performance. We do not generally expect to invest in companies that operate contrary to our Principles and Sustainable Investment Policy and investment philosophy as described in this prospectus.
The Adviser may use strategic engagement with company management teams to encourage improvements in strategy, execution, governance and sustainability-related risks and opportunities at companies held in the Funds. In markets where shareholder proposals may be submitted, such engagement may include the submission of non-binding shareholder proposals that recommend specific changes, which the Adviser believes will help a portfolio company better manage long-term risks and opportunities that may affect shareholder value. The Adviser votes proxies consistent with its proxy voting policies and procedures, which are stated in the SAI. For non-U.S. equity securities, governance standards and market practices may differ considerably. For this reason, Parnassus applies context-specific proxy voting standards in each market.
Parnassus’s Principles and Sustainable Investment Policy describe the Adviser’s approach to investing and outline the conduct the Adviser believes will help companies succeed and create enduring value for investors. This means selecting companies for their investment potential to help investors reach their long-term investment goals and to enable the business, its shareholders, employees, customers, and the communities in which it resides to benefit from its activities over time. The Adviser believes that companies with strong governance practices and that integrate environmental and social factors into decision making may better manage and mitigate financial and reputational risks, build more resilient and sustainable businesses and identify long-term opportunities for leadership and innovation. The Adviser believes that strong sustainability practices and performance can be signs of an effective management team and a long-term, strategic orientation that aligns with the Adviser’s investment goals. For more information, our Principles and Sustainable Investment Policy are available on our website at www.parnassus.com.
Non-Principal Strategies and Risks
In addition to the principal risks under the caption “Summary Section,” and incorporated herein by reference, there are non-principal risks related to the Funds’ investments, as discussed below.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. To the extent that the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.
Specifically, for temporary purposes, a Fund may invest in money-market securities, which is a non-principal investment strategy. Although a money-market instrument is designed to be a relatively low-risk

Prospectus • 2025

investment, it is not free of risk. For example, increases in interest rates may negatively impact money-market instruments.
Cybersecurity matters are a non-principal risk of the Funds. For example, cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser and/or the Funds’ service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Redemptions present a non-principal risk to the Funds. A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.
Disclosure of Portfolio Holdings
The SAI for the Funds, which is incorporated by reference into this prospectus, contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings. These policies and procedures are also available on the Funds’ website, www.parnassus.com.

Prospectus • 2025

Management of the Funds

Parnassus Investments, LLC, 1 Market Street, Suite 1600, San Francisco, California 94105, acts as investment adviser to the Funds, subject to the oversight of the Funds’ Boards of Trustees, and as such, supervises and arranges the purchase and sale of securities held in the Funds’ portfolios. Parnassus Investments, LLC is the successor in interest to Parnassus Investments, effective as of October 1, 2021, and is referred to herein as the “Adviser” or “Parnassus Investments.” The Adviser has been the investment manager of the Parnassus Funds trust since 1984 and of the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) since 1992.
The lead Portfolio Manager(s) and/or any other Portfolio Manager(s) of a Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. While decisions are generally made by consensus, the lead Portfolio Manager (if any) exercises final discretion in the event of any conflict.
Benjamin E. Allen is a Portfolio Manager of the Parnassus Core Equity Fund and has served in this capacity since 2012. He is President and Chief Executive Officer of Parnassus Investments, where he has worked since 2005, and is also President and a Trustee of the Funds.
Todd C. Ahlsten is the lead Portfolio Manager of the Parnassus Core Equity Fund and has been a Portfolio Manager of the Fund since 2001. He is an Executive Vice President and Chief Investment Officer at Parnassus Investments, where he has worked since 1995, and is also a Vice President of the Funds.
Andrew S. Choi is a Portfolio Manager of the Parnassus Core Equity Fund and has served in this capacity since 2022. He is also the lead portfolio manager of the Parnassus Growth Equity Fund and has served in this capacity since its inception in 2022. He is a Senior Analyst at Parnassus Investments, where he has worked since 2018.
Shivani R. Vohra is a Portfolio Manager of the Parnassus Growth Equity Fund and has served in this capacity since its inception in 2022. She is a Senior Analyst at Parnassus Investments where she has worked since 2019.
Matthew D. Gershuny is a Portfolio Manager of the Parnassus Mid Cap Fund and has been as a Portfolio Manager of the Fund since 2008. He is a Vice President at Parnassus Investments, where he has worked since 2006.
Lori A. Keith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served in this capacity since 2008. She is a Vice President and Director of Research at Parnassus Investments, where she has worked since 2005.
Ian E. Sexsmith, CFA, is the lead Portfolio Manager of the Parnassus Mid Cap Growth Fund and has been a portfolio manager of the Fund since 2013. He is also a portfolio manager of the Parnassus Mid Cap Fund and has served in this capacity since January 1, 2024. He is a Senior Analyst at Parnassus Investments, where he has worked since 2011.
Robert J. Klaber is a Portfolio Manager of the Parnassus Mid Cap Growth Fund and has served in this capacity since 2016. He is Director of ESG Research at Parnassus Investments, where he has worked since 2012.
Krishna S. Chintalapalli, is the Portfolio Manager of the Parnassus Value Equity Fund and has served as a portfolio manager of the Fund since 2022. He is a Senior Analyst at Parnassus Investments, where he has worked since 2022.
Ken Ryan, CFA is the Portfolio Manager of the Parnassus International Equity Fund. He has served in this capacity since the inception of the Fund on April 28, 2025. He is also a senior analyst at Parnassus where he has worked since 2024. Prior to joining Parnassus, he was a business analyst on the global growth team at WCM Investment Management from 2018-2024.
The SAI for the Funds, which is incorporated by reference into this prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.
Each of the Funds, under an Investment Advisory Agreement between the respective Fund and the Adviser, pays the Adviser a fee. The fee is computed and payable at the end of each month. The following annual percentages of each Fund’s average daily net assets are used:

∎	Parnassus Core Equity Fund: 0.75% of the first $30 million in assets; 0.70% of the next $70 million; 0.65% of the next $400 million; 0.60% of the next

Prospectus • 2025

$9.5 billion and 0.55% of the amount above $10 billion.

∎
Parnassus Growth Equity Fund: 0.75% of the first $30 million in assets; 0.70% of the next $70 million; 0.65% of the next $400 million; 0.60% of the next $9.5 billion; and 0.55% of the amount above $10 billion.

∎	Parnassus Value Equity Fund: 0.85% of the first $100 million in assets; 0.80% of the next $100 million; 0.75% of the next $300 million and 0.65% of the amount above $500 million.

∎	Parnassus Mid Cap Fund: 0.85% of the first $100 million in assets; 0.80% of the next $100 million; 0.75% of the next $300 million and 0.70% of the amount above $500 million.

∎	Parnassus Mid Cap Growth Fund: 0.70% of the first $100 million in assets; 0.65% of the next $100 million and 0.60% of the amount above $200 million.

∎
Parnassus International Equity Fund: 0.90% of the first $30 million in assets; 0.85% of the next $70 million; 0.75% of the next $400 million; 0.65% of the next $9.5 billion; and 0.60% of the amount above $10 billion.

After taking into account the expense reimbursements (more fully described below), the following details the investment advisory fees that were actually charged in 2024:

∎	For the Parnassus Core Equity Fund, the net investment advisory fee was 0.57% and the gross investment advisory fee was 0.57%.
∎	For the Parnassus Growth Equity Fund, the net investment advisory fee was 0.17% and the gross investment advisory fee was 0.73%.

∎	For the Parnassus Value Equity Fund, the net investment advisory fee was 0.62% and the gross investment advisory fee was 0.66%.

∎	For the Parnassus Mid Cap Fund, the net investment advisory fee was 0.70% and the gross investment advisory fee was 0.71%.

∎	For the Parnassus Mid Cap Growth Fund, the net investment advisory fee was 0.60% and the gross investment advisory fee was 0.62%.

∎	The Parnassus International Equity Fund is newly organized and, as of the date of this Prospectus, has not paid any investment advisory fees.
The differences between the gross and net investment advisory fees for the Funds are the result of expense reimbursements by Parnassus Investments, LLC, as described below.
Parnassus Investments, LLC has contractually agreed to reimburse the Funds for expenses to the extent necessary to limit total operating expenses for the Funds, as stated below (as a percentage of net assets):

	Investor Shares	Institutional Shares
Parnassus Core Equity Fund	0.81%	0.61%
Parnassus Growth Equity Fund	0.84%	0.63%
Parnassus Value Equity Fund	0.88%	0.65%
Parnassus Mid Cap Fund	0.95%	0.75%
Parnassus Mid Cap Growth Fund	0.80%	0.68%
Parnassus International Equity Fund	0.95%	0.70%
The contractual figures shown in the table above represent a cap on the total operating expenses. The actual total operating expenses of a Fund may be lower than this cap. See the Summary Section for each Fund for more information.
These agreements will not be terminated prior to May 1, 2026, and may be continued indefinitely by the Adviser on a year-to-year basis.
A discussion regarding the basis for the Boards of Trustees approving the investment advisory agreements with Parnassus Investments, LLC is available, or will be available for the Parnassus International Equity Fund, in the Funds’ Form N-CSR for the most recent semiannual period ended June 30.

Prospectus • 2025

Investing With Parnassus Funds
How to Purchase Shares
You can open an account directly with the Funds, or you can purchase and sell shares of the Funds through an intermediary, such as a broker-dealer, a financial institution or other service provider. These service providers may charge fees for the services they provide or impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.
Choosing a Share Class
Each of the Funds offers two classes of shares: Investor Shares and Institutional Shares. The two types of shares have the same portfolio of investments and the same rights, and differ only in the expenses they are subject to and their required minimum investments. Investor Shares may be subject to fees resulting from account servicing charged to the Fund. Institutional Shares are available to investors who invest directly in the Fund and have a minimum investment of $100,000. Institutional Shares are also available through certain financial intermediaries and service providers.
If you invest through a financial intermediary, the $100,000 minimum for Institutional Shares may be met if your financial intermediary aggregates your investments with those of other clients, including group retirement plans, for which the intermediary provides services, into a single group, or omnibus, account that meets the minimum. Group retirement plans include defined benefit and defined contribution plans such as 401(k), 403(b) and 457(b) plans that maintain an omnibus account. The $100,000 minimum for Institutional Shares may be met if the investor intends to invest at least $100,000 in the Institutional Shares within a period of 12 months.
The minimum initial investment may be waived at the discretion of the Parnassus Funds for Institutional Shares purchased by (1) individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services, (2) accounts of clients of any investment adviser within a financial intermediary firm, regardless of whether those clients are serviced by different individual advisers within the same firm; and (3) for accounts invested through fee-based advisory accounts and similar programs with approved intermediaries.
The minimum initial investment may be waived at the discretion of the Parnassus Funds for Investor Shares purchased by a group retirement plan or individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Investor Shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts and similar programs with approved intermediaries.
Accounts invested in Institutional Shares that fall below the $100,000 minimum investment value due to redemptions, and that are not subject to an exception to the minimum, may be converted to the Investor share class via a tax-free share class conversion. The Funds will give shareholders whose shares are subject to this conversion 60 days’ prior written notice in which to purchase sufficient shares to avoid this conversion.
Types of Accounts
The Funds offer the following types of accounts. The initial account minimums in this section refer to the Investor Shares. The initial account minimums for the Institutional Shares are described above.
Individual or Joint Ownership Account
You can open a regular account that is owned by an individual or by two owners. An initial minimum investment must be at least $2,000 per fund; however, the minimum is lowered to $500 per fund if you sign up for our automatic investment plan. See the Automatic Investment Plan section for more information.
Custodial Account
You can open a custodial account for a minor. The Funds offer both UGMA (Uniform Gift to Minor’s Act) and UTMA (Uniform Transfer to Minor’s Act) accounts. An initial minimum investment must be at least $500 per fund.
Traditional IRA, Roth IRA or SEP IRA Accounts
Through the Funds, you can open tax-advantaged retirement accounts for individuals. An initial investment must be at least $500 per fund; however, the minimum is waived if you sign up for our automatic investment plan. See the Automatic Investment Plan section for more information. For further information regarding plan administration, custodial fees and other details, investors should contact Parnassus Funds.

Prospectus • 2025

Trust Account
A legal trust can open an account. The Funds require the front page and signature page of the trust agreement, including title of the trust and name(s) of the trustee(s), with the application. An initial minimum investment must be at least $2,000 per fund; however, the minimum is lowered to $500 per fund if you sign up for our automatic investment plan. See the Automatic Investment Plan section for more information.
Coverdell Education Savings Account
You can open an education savings account for the benefit of a minor. Withdrawals must be used to pay for qualified educational expenses and the Responsible Individual must be a parent or guardian. An initial investment must be at least $500 per Fund; however, the minimum is waived if you sign up for our automatic investment plan. For further information regarding plan administration, custodial fees and other details, investors should contact Parnassus Funds.
Corporate Account
A partnership or corporation can open an account. The Funds require the Articles of Incorporation or Partnership Agreement with the appropriate signatures for the account. An initial minimum investment must be at least $2,000 per fund; however, the minimum is lowered to $500 per fund if you sign up for our automatic investment plan. See the Automatic Investment Plan section for more information.
Subsequent investments for all accounts must be at least $50 per fund.
Direct Purchase of Shares
You can open an account or purchase additional shares in the following ways:
Internet
To open an account online, go to www.parnassus.com and follow the instructions on the website. By accessing your account online, you can purchase shares and have Parnassus Funds debit your bank account. There is a $100,000 limit per account for online purchases.
Mail
To open an account by mail, an investor should complete and mail the application form along with a check payable to “Parnassus Funds.” With additional investments, shareholders should also write the name and number of the account on the check. Checks do not need to be certified, but are accepted subject to collection and must be drawn in United States dollars on United States banks. A fee of $25 will be assessed if a check is returned to the Funds unpaid due to insufficient funds, stop payment or for any other reason.
The application should be mailed to the following address:
Parnassus Funds
c/o Ultimus Fund Solutions
P.O. Box 46707
Cincinnati, OH 45246
For overnight delivery, use the following address:
Parnassus Funds
c/o Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Telephone
If your account is eligible, you can call the Funds at (800) 999-3505 to make an exchange or purchase additional shares. The telephone purchase option may not be used for initial purchases of shares of the Funds, but may be used for subsequent purchases. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time).
Wire Transfers
If you wish to wire money to make an investment in a Fund, please call Parnassus Funds at (800) 999-3505 for wiring instructions and to notify the Funds that a wire transfer is coming. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The Funds are not responsible for delays resulting from the banking or Federal Reserve wire system.
Automatic Investment Plan
After making an initial investment to open an account, a shareholder may purchase additional shares of the Funds ($50 minimum per fund) via the Automatic Investment Plan (“AIP”). On a monthly or quarterly basis, your money will automatically be transferred from your bank account to your Fund account on the day of your choice. You can elect this option by filling out the AIP section on the new account form. If you

Prospectus • 2025

already have an account, you may fill out the Automatic Investment Plan form, or sign up online at www.parnassus.com.
Parnassus Funds reserves the right to reject any purchase order. If an investment order is received in good order before 4:00 p.m. Eastern Time, it will be processed at the net asset value (“NAV”) calculated on the same business day. If an investment is received in good order after 4:00 p.m. Eastern Time, it will be processed at the NAV calculated on the next business day. The Funds consider a purchase, redemption or exchange request to be in “good order” if it is timely submitted and contains the name of the applicable Fund, the number of shares or dollar amount to be purchased, redeemed or exchanged, your name and (if applicable) your account number and your signature. See the caption “Net Asset Value” for a discussion on the calculation of NAV. A fee of $25 will be assessed if the purchase by electronic bank transfer cannot be made due to insufficient funds, stop payment or for any other reason.
There is no sales charge for the purchase of shares from the Funds, but investors may be charged a transaction fee or other fee on their behalf by an investment adviser, a brokerage firm or other financial institution, in connection with purchases or redemptions of shares of the Funds.
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that the transfer agent will verify certain information on your application as part of the Funds’ Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. The Funds may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Such information will be used only for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions. Permanent addresses containing only a P.O. Box will not be accepted. The Funds’ Anti-Money Laundering Program is supervised by the Funds’ Anti-Money Laundering Officer, subject to the oversight of the Boards of Trustees. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
Purchasing Shares from Broker-Dealers, Financial Institutions and Others
Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee at either the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or to the Adviser. Some broker- dealers may purchase and redeem shares on a three- day settlement basis.
The Funds may enter into agreements with broker- dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer. Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds. Servicing Agents may:

∎
Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirement.

∎	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

∎	Charge fees to their customers for the services provided. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

∎
Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), it will receive same day pricing.

∎
Be authorized to accept purchase orders on the Funds’ behalf (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which

Prospectus • 2025

the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV. All purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV. See the caption “Net Asset Value” for a discussion on the calculation of NAV.

Depending on your Servicing Agent’s arrangement with the Parnassus Funds, you may qualify to purchase Institutional Shares.
If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, because particular Servicing Agents may adopt policies or procedures that are separate from those described in this prospectus. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.
How to Redeem Shares
When you redeem your shares, your proceeds are normally made by check and sent via mail. You can pre-designate a bank account where you would like redemption proceeds electronically deposited within three business days. For a $20 fee, you can have redemption proceeds wired to your bank account of record in one business day. The Funds normally send out redemption checks by U.S. mail, but the Funds can send a redemption check by overnight delivery. A fee will be assessed for shipping.
Redemption amounts of over $50,000 may be requested only by mail. If a redemption order is received in good order before 4:00 p.m. Eastern Time, it will be processed at the NAV calculated on the same business day. If a redemption order is received in good order after 4:00 p.m. Eastern Time, it will be processed at the NAV calculated on the next business day. The redemption order must include your account number, the name of the applicable Fund and indicate the number of shares or the dollar amount you wish to redeem. All owners of the account must sign the redemption request unless the account application states that only one signature is necessary for redemptions. The Funds must have a change-of- address on file for 30 days before the Funds will send redemption or distribution checks to the new address.
The Funds usually require additional documents when shares are registered in the name of a corporation, agent or fiduciary, or if you are a surviving joint owner. In the case of a corporation, the Funds usually require a corporate resolution signed by the secretary. In the case of an agent or fiduciary, the Funds usually require an authorizing document. In the case of a surviving joint owner, the Funds usually require an original certified copy of the death certificate. Contact the Funds by phone at (800) 999–3505 if you have any questions about the requirements for redeeming your shares.
You can redeem your shares by:
Internet
If your account is eligible, you can redeem your shares by accessing your account online at www.parnassus.com. There is a $50,000 limit per account for online redemptions. Redemption amounts over $50,000 must be requested by mail.
Mail
You can mail your redemption request. Please be sure to include your account number, the name of the applicable Fund, the amount of your redemption (dollars or shares) and the signatures of all account holders. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold U.S. federal income tax. Unless you elect in your redemption request that you do not want to have U.S. federal tax withheld, the redemption will be subject to withholding. Note that if you request to withhold anything other than 10% Federal income tax, either an IRA distribution form (available on the Funds’ website) or IRS Form W-4R must be submitted. If no withholding election is indicated on an IRA distribution form or Form W-4R, IRS regulations require that 10% Federal income tax withholding be taken from shareholder distributions. Form W-4R may be obtained on the IRS’s website, www.irs.gov. Shareholders are encouraged to consult with their accountant or tax advisor regarding their IRA distributions.
Send the request to:
Parnassus Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246

Prospectus • 2025

For overnight delivery, please send the request to:
Parnassus Funds
c/o Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Fax
The maximum amount that can be redeemed through request by fax is $50,000 per account. You can fax your redemption request to (402) 963-9094. Please be sure to include your account number, the name of the applicable Fund, the amount of your redemption (dollars or shares) and the signatures of all account holders.
Telephone
For eligible accounts, you can redeem your shares, up to a maximum dollar amount of $50,000 per account, by calling (800) 999–3505. The telephone transaction privilege also allows a shareholder to effect exchanges from a Fund into an identically registered account in another Fund managed by Parnassus Investments, LLC. Shareholders who elect to use telephone transaction privileges must indicate this on the account application form. Neither the Funds nor their transfer agent, Ultimus Fund Solutions, will be liable for following instructions communicated by telephone reasonably believed to be genuine; a loss to the shareholder may result due to an unauthorized transaction. The Funds and the transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. If you own an IRA, you will be asked whether or not the Fund should withhold U.S. federal income tax.
Procedures may include one or more of the following: recording all telephone calls requesting telephone transactions, verifying authorization and requiring some form of personal identification prior to acting upon instructions and sending a statement each time a telephone transaction is made. The Funds and their transfer agent, Ultimus Fund Solutions, may be liable for any losses due to unauthorized or fraudulent instructions only if such reasonable procedures are not followed. Of course, shareholders are not obligated in any way to authorize telephone transactions and may choose to make all transactions in writing. The telephone transaction privilege may be modified or discontinued by the Funds at any time upon 60 days’ prior written notice to shareholders.
Systematic Withdrawal Program
You can have the Funds automatically redeem, on a periodic basis, a set amount from your account and direct-deposit the proceeds into your bank account or mail you a check.
Redeeming Shares Through Servicing Agent
If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so. Servicing Agents may charge you a fee for this service.
If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day’s NAV. All redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day’s NAV. See the caption “Net Asset Value” for a discussion on the calculation of NAV.
Other Redemption Information
If the Funds have received payment for the shares you wish to redeem and you have provided the instructions and any other documents needed in correct form, the Funds will promptly send you a check for the proceeds from the sale. Ordinarily, the Funds must send you a check within seven days, but the Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the NYSE is closed or during emergency circumstances, as determined by the Securities and Exchange Commission. However, payment may be delayed for any shares purchased by check or ACH (Automated Clearing House) for a reasonable time (not to exceed 15 days from the date of such purchase). This delay is necessary for the Funds to determine that the purchase check or ACH (Automated Clearing House) will be honored.

Prospectus • 2025

The Parnassus Funds may involuntarily redeem a shareholder’s shares in accordance with applicable law and upon certain conditions as may be determined by the Trustees, including, for example and not limited to, (1) if the shareholder fails to provide the Funds with identification required by law; (2) if the Funds are unable to verify the information received from the shareholder; and (3) to reimburse a Fund for any loss sustained by reason of the failure of the shareholder to make full payment for shares purchased by the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.
The Funds will typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.
The Funds reserve the right to redeem in-kind. Redemptions in-kind may be used in normal market conditions, and may also be used in stressed market conditions. Normally, an in-kind redemption of portfolio securities will be distributed on a pro rata basis. However, if the Funds determine that a pro rata distribution of portfolio securities held by a Fund is not practical or in the best interests of shareholders, the in- kind redemptions may be in the form of pro-rata slices of a Fund’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the securities are converted to cash and may incur transaction expenses in converting these securities to cash.
Wire
If you wish to have the redemption proceeds sent by wire transfer, there will be a charge of $20 per transaction. Wiring funds will require a Medallion Signature Guarantee unless wiring instructions were previously filed with the Funds.
Medallion Signature Guarantee
Certain types of transactions require a Medallion Signature Guarantee:

∎	A redemption check sent to an address that is not the address of record or has not been on the Funds’ records for at least 30 days

∎	Redemption proceeds sent to a bank account that is not the bank account of record for at least 30 days
∎	A redemption check made payable or sent to someone other than the named account owner

∎	A redemption request for Qualified Charitable Distributions over $10,000

∎	Changing the shareholder of record on an account (A Signature Validation Program Stamp is also acceptable for this change)

∎	Redemptions that exceed $100,000
A Medallion Signature Guarantee is meant to ensure that a signature is genuine. It protects shareholders and the Funds against fraud. You can typically obtain a Medallion Signature Guarantee from a bank, a credit union, a savings and loan association or a broker-dealer. A notary public cannot provide a Medallion Signature Guarantee. The Funds may waive the requirement for a Medallion Signature Guarantee in certain circumstances.
Redemption of Small Accounts
The Funds may, in order to reduce the expenses of the Funds, redeem all of the shares of any shareholder whose account balance falls below $500 after a redemption. This will be done at the NAV determined as of the close of business on the business day preceding the sending of such notice of redemption. The Funds will give shareholders whose shares are being redeemed 60 days’ prior written notice in which to purchase sufficient shares to avoid such redemption. The Funds may immediately, without prior written notice, redeem all of the shares of any shareholder whose account balance falls below $100 after a redemption.
Holds on Redemptions
If you purchased shares by check, the Funds may delay a redemption request for shares that were purchased in the past 15 days, in order to allow the Funds time to determine if your purchase check cleared.
Online and Telephone Transactions
Depending on the type of account, you may make shareholder transactions online or over the telephone. The Funds take steps to confirm your identity to prevent fraud, including confirming some of your personal information that they have on file. However, the Funds cannot be held liable for executing instructions the Funds reasonably believe to be genuine. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately upon receiving

Prospectus • 2025

them. If you do not want the ability to conduct transactions online or over the telephone, please indicate that on your account application or call the Funds at (800) 999–3505.
Inactive Accounts
Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.
Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Market Timing Policies and Procedures
Frequent purchases and redemptions of shares of the Funds may harm other shareholders by interfering with the efficient management of the Funds’ portfolios, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The Funds’ Boards of Trustees have adopted a policy of discouraging frequent purchases and redemptions of Fund shares that could disrupt the efficient management of the portfolios. If management of the Funds determines that a shareholder is making frequent trades (defined as a purchase and redemption within five business days) in sufficient volume and with sufficient frequency to disrupt a Fund’s operations, that shareholder will be barred from making future investments in the Funds. The Funds’ Boards of Trustees and the Adviser do not encourage frequent trading and will not engage in an agreement with any party to permit frequent trading.
Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under model portfolio programs) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven. The Adviser and the Funds’ Boards of Trustees will continue to monitor trading activity and the regulatory environment and may alter the policies at any time without prior notice to shareholders.
If inappropriate trading is detected in an omnibus account registered in the name of a nominee, financial intermediary or plan sponsor (collectively, “financial intermediaries”), the Funds may apply these market timing policies and procedures to the account. The Funds generally are dependent on the financial intermediaries in monitoring trading frequency and therefore in applying the Funds’ market timing policies and procedures. In this regard, the Funds have entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediaries must, upon request, provide the Funds with certain shareholder and identity trading information to assist the Funds in enforcing their market timing policies and procedures.
The Funds reserve the right to reject any purchase or exchange transactions at any time. In addition, the Adviser reserves the right to impose restrictions on purchases or exchanges at any time that are more restrictive on disruptive, excessive or short-term trading, than those that are otherwise stated in this prospectus.
Exchanging Shares
The proceeds from a redemption of shares of one Fund can be used to purchase shares of the other Funds. There is no limit on the number or dollar amount of exchanges. The Funds reserve the right to modify or eliminate this exchange privilege in the future. The exchange privilege is only available in states where the exchange may be legally made. The exchange of shares is treated as a sale, and an exchanging shareholder may, therefore, realize a taxable gain or loss.
Converting Shares
Each Fund offers two classes of shares, Investor Shares and Institutional Shares, which differ only in their

Prospectus • 2025

ongoing fees and minimum account sizes. Investor Shares of a Fund may be converted into Institutional Shares of such Fund if your account balance is at least $100,000. The transaction will be based on the respective NAV of each class on the trade date for the conversion. Such a conversion is generally not a taxable event.
If an investor’s account balance in Institutional Shares falls below $100,000, Parnassus Funds may convert the shares into Investor Shares. Parnassus Funds will notify the investor in writing before the mandatory conversion. The Funds will give shareholders whose shares are being converted 60 days’ prior written notice in which to purchase sufficient shares to avoid such conversion.
Net Asset Value
The NAV for the Funds will be calculated on each day the NYSE is open for trading. If the NYSE is not open, then the Funds do not determine their net asset value, and investors may not purchase or redeem shares of the Funds. The NYSE is closed for trading on weekends, New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE also may be closed on national days of mourning or due to natural disasters or other extraordinary events or emergencies. The NAV of the Funds will usually be calculated as of the close of trading on the NYSE at 4:00 p.m. Eastern Time. If the NYSE closes early, then the NAV of the Funds will be calculated as of the early close of the NYSE. The NAV may not be determined on any day that there are no transactions in shares of the Funds.
The NAV per share is the value of a Fund’s assets, less its liabilities, divided by the number of outstanding shares of that Fund. In general, the value of the Funds’ portfolio securities is the market value of such securities. However, securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) securities for which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The fair value of a security may differ from the last quoted price, and a Fund may not be able to sell a security at the fair value. See the SAI for more details.
The Boards of Trustees have appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments.
Index Descriptions
S&P 500® Index
The S&P 500® Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The S&P 500® Index is a trademark of Standard & Poor’s Financial Services LLC. The index is used herein for comparative purposes in accordance with SEC regulations.
Russell 1000® Growth Index
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios and higher expected earnings growth rates. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large- cap growth segment. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 1000® Growth Index is a trademark of the Frank Russell Company. The index is used herein for comparative purposes in accordance with SEC regulations.
Russell 1000® Value Index
The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000®

Prospectus • 2025

companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The Russell 1000® Value Index is a trademark of the Frank Russell Company. The index is used herein for comparative purposes in accordance with SEC regulations.
Russell Midcap® Index
The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The Russell Midcap® Index is a trademark of the Frank Russell Company. The index is used herein for comparative purposes in accordance with SEC regulations.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The Russell Midcap® Growth Index is a trademark of the Frank Russell Company. The index is used herein for comparative purposes in accordance with SEC regulations.
MSCI EAFE Index (net)
The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets. The index includes a selection of large- and mid-cap equity securities from 21 developed markets, but excludes those from the U.S. and Canada. The Index does not reflect any deductions for fees, expenses or taxes. A direct investment in an index is not possible. The index is used herein for comparative purposes in accordance with SEC regulations.
Additional Information Specific to Foreign (Non.U.S.) Securities
The values of any foreign securities held by the Funds are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Fund’s pricing policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and the Adviser.
Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the NAVs of the Funds may be affected on days when shareholders are not able to purchase or redeem shares. For valuation purposes, quotations of foreign portfolio securities and other assets and liabilities stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.
Distributions and Taxes
The following discussion regarding U.S. federal income taxes is very general and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and you as a shareholder. Except as specifically noted, the discussion does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for additional U.S. federal income tax information. This discussion is not intended as a substitute for careful tax planning. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax advisor about U.S. federal, state, local, and/or non-U.S. tax considerations that may be relevant to your specific tax situation.
Each Fund will make distributions of net investment income annually and net capital gains, if any, at least annually, typically in December. Each Fund reserves the right to make additional payments of dividends or distributions at any other time during the year.
Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”). A RIC is generally not subject to tax at the corporate level on net income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate-level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.
The Funds’ distributions, whether received in cash or additional shares of a Fund, may be subject to U.S. federal, state and local income tax. These distributions may be taxed as ordinary income,

Prospectus • 2025

qualified dividend income or long- term capital gain. Distributions from a Fund’s net investment income (other than potentially qualified dividend income) are generally taxable to you as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are reported by the Funds as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations (as long as certain holding period requirements are met at both the shareholder and Fund level) and may be taxable at the same rate as net capital gains to noncorporate shareholders. Other distributions are generally taxable as ordinary income.
Corporate shareholders may be able to deduct a portion of their distributions under the dividends received deduction when determining their taxable income.
When you receive a distribution from the Funds or redeem shares, you may be subject to backup withholding.
If you purchase Fund shares shortly before a Fund makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Fund shares at a time when a Fund holds appreciated securities, you will receive a taxable return of part of your investment if and when a Fund sells the appreciated securities and distributes the resulting gain. A Fund has the potential to build up high levels of unrealized appreciation.
A Fund will notify you of the tax characterization of its distributions after the end of each calendar year.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year at the time of the redemption.
In general, upon a sale, exchange or other taxable disposition of Fund shares, a Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the shares using a specified method for determining which shares were disposed. The Funds’ default cost basis method is Average Cost. You may choose a different, permissible method by timely notifying the Fund. Please consult with your tax advisor regarding the available cost basis methods.
If you hold Fund shares through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

Prospectus • 2025

Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the year ended December 31, 2024 has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Audited Financial Statements of the Funds as filed on Form N-CSR, which is available upon request. The information for years prior to 2021 was audited by Deloitte & Touche LLP, the Funds’ prior auditor. Financial information is not available for the Parnassus International Equity Fund because the Fund had not commenced operations prior to the date of this prospectus.
Selected data for each share of capital stock outstanding, total return and ratios/supplemental data for each of the five years ended December 31 are as follows:

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Securities(a)	Total From Investment Operations(a)	Dividends From Net Investment Income	Distributions From Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Equity Fund – Investor Shares
2024	$55.11	$0.20		$10.22	$10.42	$(0.23)	$(5.73)	$(5.96)
2023	46.92	0.29		11.21	11.50	(0.31)	(3.00)	(3.31)
2022	63.41	0.23		(11.97)	(11.74)	(0.23)	(4.52)	(4.75)
2021	53.65	0.23		14.46	14.69	(0.53)	(4.40)	(4.93)
2020	47.03	0.33		9.44	9.77	(0.31)	(2.84)	(3.15)
Parnassus Core Equity Fund – Institutional Shares
2024	55.26	0.32		10.25	10.57	(0.35)	(5.73)	(6.08)
2023	47.03	0.40		11.25	11.65	(0.42)	(3.00)	(3.42)
2022	63.55	0.34		(12.00)	(11.66)	(0.34)	(4.52)	(4.86)
2021	53.75	0.36		14.49	14.85	(0.65)	(4.40)	(5.05)
2020	47.10	0.44		9.46	9.90	(0.41)	(2.84)	(3.25)
Parnassus Growth Equity Fund – Investor Shares
2024	21.30	(0.06)		5.82	5.76	-	(1.34)	(1.34)
2023	14.95	0.02		6.68	6.70	(0.35)	-	(0.35)
For the period ended December 31, 2022(d)	15.00	-	(g)	(0.05)	(0.05)	-	-	-
Parnassus Growth Equity Fund – Institutional Shares
2024	21.30	(0.01)		5.83	5.82	-	(1.34)	(1.34)
2023	14.95	0.05		6.68	6.73	(0.38)	-	(0.38)
For the period ended December 31, 2022(d)	15.00	-	(g)	(0.05)	(0.05)	-	-	-
Parnassus Value Equity Fund – Investor Shares
2024	50.54	0.54		5.70	6.24	(0.56)	(3.77)	(4.33)
2023	45.27	0.59		5.57	6.16	(0.60)	(0.29)	(0.89)
2022	54.03	0.53		(7.99)	(7.46)	(0.54)	(0.76)	(1.30)
2021	48.31	0.69		14.08	14.77	(0.97)	(8.08)	(9.05)
2020	38.18	0.28		10.19	10.47	(0.34)	-	(0.34)
Parnassus Value Equity Fund – Institutional Shares
2024	50.64	0.66		5.72	6.38	(0.66)	(3.77)	(4.43)
2023	45.36	0.70		5.58	6.28	(0.71)	(0.29)	(1.00)
2022	54.10	0.64		(8.00)	(7.36)	(0.62)	(0.76)	(1.38)
2021	48.36	0.80		14.11	14.91	(1.09)	(8.08)	(9.17)
2020	38.19	0.36		10.22	10.58	(0.41)	-	(0.41)

Prospectus • 2025

Net Asset Value End of Year	Total Overall Return		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b),(c)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Year (000s)
Parnassus Core Equity Fund – Investor Shares
$59.57	18.52%		0.81%		0.81%		0.33%	34.20%	$13,311,327
55.11	24.93		0.82		0.82		0.56	29.01	12,929,826
46.92	(18.61)		0.85		0.82		0.42	39.63	11,173,977
63.41	27.55		0.82		0.82		0.38	25.82	15,405,636
53.65	21.19		0.84		0.84		0.69	37.15	11,906,386
Parnassus Core Equity Fund – Institutional Shares
59.75	18.75		0.61		0.61		0.53	34.20	15,705,097
55.26	25.21		0.62		0.61		0.77	29.01	14,868,509
47.03	(18.45)		0.62		0.61		0.64	39.63	12,736,208
63.55	27.81		0.61		0.61		0.60	25.82	16,869,763
53.75	21.47		0.62		0.62		0.91	37.15	11,320,933
Parnassus Growth Equity Fund – Investor Shares
25.72	26.85		1.40		0.84		(0.25)	34.89	22,970
21.30	44.82		2.89		0.84		0.10	34.94	8,006
14.95	(0.33	)(e)	7.83	(f)	0.84	(f)	3.52 (f)	-	227
Parnassus Growth Equity Fund – Institutional Shares
25.78	27.13		1.18		0.63		(0.04)	34.89	40,733
21.30	45.09		1.86		0.63		0.30	34.94	22,529
14.95	(0.33	)(e)	2.30	(f)	0.63	(f)	3.11 (f)	-	10,573
Parnassus Value Equity Fund – Investor Shares
52.45	12.01		0.91		0.88		0.99	24.08	3,118,642
50.54	13.70		0.93		0.88		1.26	30.19	3,267,439
45.27	(13.81)		0.92		0.88		1.11	32.36	3,008,001
54.03	31.12		0.90		0.90		1.20	37.22	3,768,904
48.31	27.42		0.94		0.94		0.75	52.77	2,238,344
Parnassus Value Equity Fund – Institutional Shares
52.59	12.27		0.71		0.65		1.22	24.08	1,706,549
50.64	13.94		0.72		0.65		1.49	30.19	1,652,941
45.36	(13.61)		0.72		0.65		1.35	32.36	1,518,273
54.10	31.37		0.71		0.71		1.39	37.22	1,654,506
48.36	27.72		0.73		0.71		0.96	52.77	1,025,590

Prospectus • 2025

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total From Investment Operations(a)	Dividends From Net Investment Income	Distributions From Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Mid Cap Fund – Investor Shares
2024	$37.25	$0.07	$3.80	$3.87	$(0.08)	$(3.63)	$(3.71)
2023	33.88	0.10	4.13	4.23	(0.14)	(0.72)	(0.86)
2022	45.20	0.03	(9.78)	(9.75)	-	(1.57)	(1.57)
2021	40.78	(0.04)	6.66	6.62	(0.01)	(2.19)	(2.20)
2020	35.63	0.12	5.18	5.30	(0.08)	(0.07)	(0.15)
Parnassus Mid Cap Fund – Institutional Shares
2024	37.42	0.14	3.83	3.97	(0.17)	(3.63)	(3.80)
2023	34.02	0.17	4.16	4.33	(0.21)	(0.72)	(0.93)
2022	45.39	0.11	(9.83)	(9.72)	(0.08)	(1.57)	(1.65)
2021	40.87	0.05	6.69	6.74	(0.03)	(2.19)	(2.22)
2020	35.68	0.20	5.20	5.40	(0.14)	(0.07)	(0.21)
Parnassus Mid Cap Growth Fund – Investor Shares
2024	55.57	(0.19)	6.35	6.16	-	(4.24)	(4.24)
2023	42.28	(0.15)	15.03	14.88	-	(1.59)	(1.59)
2022	64.36	(0.17)	(21.39)	(21.56)	-	(0.52)	(0.52)
2021	61.44	(0.34)	6.16	5.82	(0.94)	(1.96)	(2.90)
2020	50.47	(0.02)	14.19	14.17	(0.06)	(3.14)	(3.20)
Parnassus Mid Cap Growth Fund – Institutional Shares
2024	55.83	(0.12)	6.38	6.26	-	(4.24)	(4.24)
2023	42.42	(0.09)	15.09	15.00	-	(1.59)	(1.59)
2022	64.50	(0.11)	(21.45)	(21.56)	-	(0.52)	(0.52)
2021	61.49	(0.26)	6.17	5.91	(0.94)	(1.96)	(2.90)
2020	50.43	0.05	14.21	14.26	(0.06)	(3.14)	(3.20)

Prospectus • 2025

Net Asset Value End of Year	Total Overall Return	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b),(c)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Year (000s)
Parnassus Mid Cap Fund – Investor Shares
$37.41	9.99%	0.95%	0.95%	0.17%	43.55%	$1,265,449
37.25	12.67	0.98	0.96	0.28	42.45	1,477,106
33.88	(21.56)	0.97	0.96	0.09	47.52	1,974,198
45.20	16.39	0.96	0.96	(0.08)	34.76	3,155,696
40.78	14.88	0.98	0.98	0.34	41.00	2,749,355
Parnassus Mid Cap Fund – Institutional Shares
37.59	10.21	0.78	0.75	0.34	43.55	1,576,993
37.42	12.92	0.76	0.75	0.49	42.45	3,921,694
34.02	(21.41)	0.76	0.75	0.30	47.52	4,103,007
45.39	16.63	0.75	0.75	0.13	34.76	5,518,086
40.87	15.16	0.76	0.75	0.58	41.00	4,211,267
Parnassus Mid Cap Growth Fund – Investor Shares
57.49	10.55	0.81	0.80	(0.33)	41.45	647,286
55.57	35.60	0.81	0.80	(0.30)	47.49	645,243
42.28	(33.52)	0.80	0.80	(0.36)	58.11	514,193
64.36	9.37	0.80	0.80	(0.52)	28.73	880,724
61.44	28.61	0.83	0.83	(0.05)	82.46	860,120
Parnassus Mid Cap Growth Fund – Institutional Shares
57.85	10.68	0.70	0.68	(0.21)	41.45	194,674
55.83	35.77	0.71	0.68	(0.18)	47.49	183,037
42.42	(33.45)	0.70	0.68	(0.24)	58.11	144,292
64.50	9.50	0.68	0.68	(0.40)	28.73	237,137
61.49	28.81	0.68	0.68	0.09	82.46	218,962
(a) Income (loss) from operations per share is based on average daily shares outstanding.
(b) For the year ended December 31, 2024, Parnassus Investments has contractually limited expenses to an annualized rate of 0.82% for the Parnassus Core Equity Fund–Investor Shares, 0.84% for the Parnassus Growth Equity Fund–Investor Shares, 0.88% for the Parnassus Value Equity Fund–Investor Shares, 0.96% for the Parnassus Mid Cap Fund–Investor Shares and 0.80% for the Parnassus Mid Cap Growth Fund–Investor Shares.
(c) For the year ended December 31, 2024, Parnassus Investments has contractually limited expenses to an annualized rate of 0.61% for the Parnassus Core Equity Fund–Institutional Shares, 0.63% for the Parnassus Growth Equity Fund–Institutional Shares, 0.65% for the Parnassus Value Equity Fund–Institutional Shares, 0.75% for the Parnassus Mid Cap Fund –Institutional Shares and 0.68% for the Parnassus Mid Cap Growth Fund–Institutional Shares.
(d) The Parnassus Growth Equity Fund commenced operations on December 28, 2022, and the period shown is from December 28, 2022 through December 31, 2022.
(e) Total return is not annualized for periods less than one year.
(f) Annualized.
(g) Amount less than $0.01.

Prospectus • 2025

General Information
PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, California 94105, is the Funds’ independent registered public accounting firm.
Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ custodian, sub-administrator and accounting agent.
Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the Funds’ transfer agent.
Householding Consent
To minimize expenses, we may mail only one copy of the Funds’ prospectus and annual and, semiannual report (to the extent received by mail) to those addresses shared by two or more accounts. You may view current prospectuses/summary prospectuses and shareholder reports on the Funds’ website. If you wish to receive individual copies of these documents and are currently receiving these reports directly from Parnassus Funds, please call us at (800) 999–3505 (or contact the financial institution that currently sends these reports to you). We will begin sending you individual copies 30 days after receiving your request.

Prospectus • 2025

Privacy Policy and Practices
Parnassus is committed to maintaining the confidentiality, integrity and security of personal information entrusted to us by current and potential shareholders. We have always treated personal information as confidential and want you to be aware of our privacy policies.
What Information We Collect
We may collect and maintain the following nonpublic personal information about you:

∎
information we receive from you on applications or other forms, such as your name, address, e-mail address, phone number, social security number or tax identification number, assets, income and date of birth; and

∎	information about your transactions with us, our affiliates or others, such as your account number, balance, positions, activity, history, cost basis information and other financial information.
What Information We Disclose
We do not disclose any nonpublic personal information about our shareholders or former shareholders to any third parties, except as permitted or required by law. Parnassus will share information with affiliates if the information is required to provide a product or service you have requested. In addition, we may share such information with non-affiliated third parties to the extent necessary to effect, process, administer or enforce a transaction that you request or authorize, in connection with maintaining or servicing your account, as requested by regulatory authorities or as otherwise permitted or required by law. For example, we may provide such information to third parties in the course of servicing your account, such as identity-verification service providers. These companies are authorized to use your personal information only as necessary to provide these services to us. Relationships with these parties shall be pursuant to a non-disclosure agreement, protecting the release of shareholder information. We may also disclose information to non-affiliated parties if compelled by law, such as responding to a subpoena, preventing fraud or complying with an inquiry by a government agency or regulator.
How We Protect Your Information
We restrict access to nonpublic personal information about you to those persons who need to know that information to provide products or services to you. As a result, we do not provide a means for opting out of our limited sharing of your information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect the confidentiality, integrity and security of your nonpublic personal information.
We will continue to adhere to the privacy policies and practices in this notice even if your account is closed or becomes inactive.
Additional Rights
You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your nonpublic personal information.
How to Contact Us
Please call us at (800) 999-3505 if you have any questions regarding our privacy policy. We are open Monday through Friday from 8:30 a.m. to 6:00 p.m. Eastern Time.

Prospectus • 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Parnassus Investments, LLC
1 Market Street, Suite 1600
San Francisco, CA 94105
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
405 Howard Street, Suite 600
San Francisco, CA 94105
Legal Counsel
Ropes & Gray LLP
3 Embarcadero Center
San Francisco, CA 94111
Distributor
Parnassus Funds Distributor, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements by accessing your account through www.parnassus.com/login. You can obtain additional information about each of the Funds in the statement of additional information (SAI) dated April 28, 2025, which has been filed with the Securities and Exchange Commission (SEC) and is incorporated in this prospectus by reference (namely, it legally forms a part of the prospectus). Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Funds also publish an annual and a semiannual report each year that discuss the Funds’ holdings and how recent market conditions as well as the Funds’ investment strategies affected performance. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. For a free copy of any of these documents or to ask questions about the Funds, call the Parnassus Funds at (800) 999-3505.
The Funds make available the SAI, the annual and semiannual reports, and other information, such as Fund financial statements, free of charge, on their Internet website (http://www. parnassus.com). The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
The Investment Company Act File Number for Parnassus Funds is 811-04044.
The Investment Company Act File Number for Parnassus Funds II is 811-06673.

1 Market Street, Suite 1600, San Francisco, CA 94105^(800) 999-3505^www.parnassus.com

April 28, 2025

STATEMENT OF ADDITIONAL INFORMATION FOR

	Investor Shares	Institutional Shares
Parnassus Core Equity Fund	(PRBLX)	(PRILX)
Parnassus Growth Equity Fund	(PFGEX)	(PFPGX)
Parnassus Value Equity Fund	(PARWX)	(PFPWX)
Parnassus Mid Cap Fund	(PARMX)	(PFPMX)
Parnassus Mid Cap Growth Fund	(PARNX)	(PFPRX)
Parnassus International Equity Fund	(PRBRX)	(PFPEX)

Parnassus Funds

Parnassus Funds II

1 Market Street, Suite 1600

San Francisco, CA 94105

(800) 999-3505

The “Parnassus Funds” or the “Funds,” as referenced collectively in this statement of additional information (“SAI”), are composed of two trusts. The Parnassus Funds trust consists of five mutual funds: the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund and the Parnassus International Equity Fund. The Parnassus Funds II (formerly, Parnassus Income Funds) trust includes one mutual fund, the Parnassus Core Equity Fund. The Funds are managed by Parnassus Investments, LLC. Each of the Funds offers two classes of shares, Investor Shares and Institutional Shares, which differ only in their ongoing fees and investment eligibility requirements. The Parnassus Funds II trust also includes two exchange-traded funds (“ETFs”), which are covered under a separate prospectus and SAI, each dated April 28, 2025.

The Funds’ audited financial statements for the fiscal year ended December 31, 2024 are incorporated into this SAI by reference to the Funds’ Audited Financial Statements dated December 31, 2024, as filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2025 on Form N-CSR, as amended on March 7, 2025. This means that you should consider the Funds’ audited financial statements to be part of the SAI. This SAI is not a prospectus and should be read in conjunction with the current prospectus of the Funds, dated April 28, 2025. You may obtain a free copy of the prospectus and N-CSR filing, as well as the Funds’ annual report or semiannual report, by calling the Funds at (800) 999-3505, writing to the Funds at the above address or visiting the Funds’ website, www.parnassus.com.

INVESTMENT OBJECTIVES AND POLICIES

The Parnassus Funds trust is a Massachusetts business trust that was organized on April 4, 1984, and is an open-end management investment company. The Parnassus Funds II (formerly, Parnassus Income Funds) trust is a Massachusetts business trust that was organized on August 8, 1990, and is an open-end management investment company. The Parnassus Funds trust and Parnassus Funds II trust are referred to herein each as a “Trust” and together as the “Trusts.” The Parnassus Funds trust currently consists of five mutual funds, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund, and the Parnassus International Equity Fund. The Parnassus Funds II trust currently consists of one mutual fund, the Parnassus Core Equity Fund, and two ETFs, the Parnassus Core Select ETF, and the Parnassus Value Select ETF. Each Fund is managed by Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”). This SAI relates only to the Parnassus Core Equity Fund, Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund, and the Parnassus International Equity Fund.

The investment objective of the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund and the Parnassus International Equity Fund is to achieve long-term capital appreciation. The investment objective of the Parnassus Core Equity Fund is to achieve both capital appreciation and current income. Each of the Funds is diversified. The Funds’ prospectus describes the investment objective and principal investment strategies of each Fund.

Investment Restrictions

The Funds have adopted the following investment restrictions (in addition to those indicated in the prospectus) as fundamental policies that may not be changed without the approval of the holders of a “majority” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the applicable Fund’s outstanding shares. A vote of the holders of a “majority” (as so defined) of a Fund’s outstanding shares means a vote of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented by proxy at a meeting at which more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

The Funds may not:

(1)

With respect to 75% of a Fund’s total net assets, purchase any security, other than obligations of the U.S. government, its agencies or instrumentalities (“U.S. government securities”), if as a result: (i) more than 5% of a Fund’s total net assets (taken at current value) would then be invested in securities of a single issuer or (ii) a Fund would hold more than 10% of the outstanding voting securities of any one issuer.

(2)	Purchase any security if, as a result, any Fund would have 25% or more of its net assets (at current value) invested in a single industry.

(3)	Purchase securities on margin (however, the Funds may obtain such short-term credits as may be necessary for the clearance of transactions).

(4)	Make short sales of securities, purchase on margin or purchase puts, calls, straddles or spreads.

(5)

Issue senior securities, borrow money or pledge their assets, except that each Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed) and pledge its assets to secure such borrowings. A Fund will not make additional purchases while any borrowings are outstanding.

(6)

Buy or sell commodities or commodity contracts, including futures contracts or real estate, real estate limited partnerships or other interests in real estate. (The 1940 Act currently permits investments in commodities.) Each Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate.

(7)	Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, each Fund may be deemed to be an underwriter under certain federal securities laws.

(8)	Participate on a joint (or joint and several) basis in any trading account in securities.

(9)

Invest in securities of other registered investment companies, except that each Fund may invest up to 10% of its assets in money-market funds, but no more than 5% of its assets in any one fund and no Fund may own more than 3% of the outstanding voting shares of any one fund. This restriction does not apply to a transaction that is a part of a merger, consolidation or other acquisition or regarding collateral held for securities lending arrangements, which are deposited into money-market funds.

(10)

Invest in interests in oil, gas or other mineral exploration or development programs or in oil, gas or other mineral leases, although each Fund may invest in the common stocks of companies that invest in or sponsor such programs. (No Fund will invest in any such companies in violation of its fossil-fuel free investment strategy.)

(11)

Make loans, except through repurchase agreements; however, the Funds may engage in securities lending and may also acquire debt securities and other obligations consistent with the applicable Fund’s investment objective(s) and its other investment policies and restrictions. Investing in a debt instrument that is convertible into equity or investing in a community loan fund is not considered the making of a loan.

As a general rule, the percentage limitations referred to in these restrictions apply only at the time of investment other than with respect to a Fund’s borrowing of money. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

Portfolio Turnover

The Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund did not have significant changes in portfolio turnover rates over the two most recently completed fiscal years. The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI and, as of the date of this SAI, has not had any portfolio turnover.

Operating Policies

Each of the Funds has adopted the following operating policies (unless otherwise noted), which may be changed by a vote of the majority of the Funds’ Trustees:

(1)	A Fund may purchase warrants up to a maximum of 5% of the value of its total net assets.

(2)	A Fund may not hold or purchase foreign currency except as may be necessary in the settlement of foreign securities transactions.

(3)

A Fund may not make illiquid investments if thereafter more than 15% of the value of its net assets would be so invested. An “illiquid security” is a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or fewer without the sale or disposition significantly changing the market value of the security. Illiquid securities may include, among others, the following: (i) those which are restricted (namely, those which cannot freely be resold for legal or contractual reasons); (ii) fixed time-deposits subject to withdrawal penalties (other than overnight deposits); (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments for which market quotations are not readily available. However, the illiquid securities generally do not include obligations that are payable at principal amount plus accrued interest within seven days after purchase or commercial paper issued under Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), or securities eligible for resale under Rule 144A of the 1933 Act that have been determined to be liquid pursuant to procedures adopted by the Boards of Trustees.

(4)

With respect to the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund and the Parnassus International Equity Fund, in accordance with the requirements of Rule 35d-1 under the 1940 Act, it is an operating policy of each Fund to normally invest at least 80% of its net assets, plus borrowings for investment purposes, in the particular type of investments suggested by its name. The Parnassus Growth Equity Fund and the Parnassus Value Equity Fund normally invest at least 80% of their net assets, plus borrowings for investment purposes, in equities. Specifically, the Parnassus Growth Equity Fund invests in equity securities of large-sized growth companies with market capitalizations greater than the median market capitalization of the Russell 1000® Growth Index (which was $19.4 billion as of March 31, 2025); and the Parnassus Value Equity Fund mainly invests in equity securities that, in the Adviser’s opinion, are undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Mid Cap Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in companies that have a market capitalization between that of the smallest and largest constituents of the Russell Midcap Index (which was between $2.4 billion and $51.8 billion as of April 30, 2024). The Parnassus Mid Cap Growth Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in companies that have a market capitalization between that of the smallest and largest constituents of the Russell Midcap Growth Index (which was between $2.7 billion and $56.5 billion as of April 30, 2024). The Parnassus International Equity Fund will normally invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies. If the Board of Trustees determines to change this non-fundamental policy for these Funds, the Funds will provide 60 days prior written notice to the shareholders before implementing the change of policy. Clarifications or revisions to the Fund’s 80% investment policy that are not expected to alter how the Fund is managed are not considered changes that require notice.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund’s fundamental restrictions will be deemed to have occurred. Any changes in a Fund’s operating policies made by the Boards of Trustees of the Trust (collectively, the “Board”) will be communicated to shareholders prior to their implementation.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). See below for a discussion of recent market developments.

Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, a Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, potentially at unfavorable prices. Securities may be difficult to value during such periods.

Fiscal, economic, monetary or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. There is a risk that policy changes by the United States and the Federal Reserve, as well as certain foreign central banks like the European Central Bank, could include increasing interest rates, which may negatively affect the Funds. A significant increase in interest rates may cause a decline in the market for equity securities and, as a result, the value of a Fund’s equity securities. These events and potential resulting market volatility could limit or preclude a Fund’s ability to achieve its investment objective and affect its performance.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Funds or the Adviser is regulated. Such legislation, regulation, or other government action could limit or preclude a Fund’s ability to achieve its investment objective and affect such Fund’s performance.

Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally. In addition, political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries.

A Fund may continue to accept new subscriptions and to make additional investments in instruments in accordance with such Fund’s principal investment strategies to strive to meet the Fund’s investment objectives under all types of market conditions, including unfavorable market conditions.

Recent Market Conditions and Events

Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to occur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. Risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, the risk of trade disputes and the possibility of changes to some international trade agreements, the impact of epidemic and pandemic diseases, and risks associated with the level of central banks, interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time, and may negatively impact the markets in which the Funds invest.

Foreign Equity Securities

The Parnassus International Equity Fund invests primarily in foreign securities and American Depositary Receipts (“ADRs”) of foreign companies. The Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund may each purchase foreign securities and ADRs up to a maximum of 20% of the value of their total net assets. In addition to ADRs, the Funds may hold foreign securities in the form of American Depository Shares (“ADSs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”), or other securities convertible into foreign securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts (“CDRs”) are similar to ADRs, but are usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S.

and European markets, and EDRs and CDRs (in bearer form) in European markets. Such investments increase a portfolio’s diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable change can increase its value). When determining whether a company’s equity securities are considered to be a “foreign security,” the Adviser typically refers to: the stock exchange where its securities are principally traded; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. As noted above, ongoing armed conflicts such as between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, have impacted foreign markets, and these conflicts may expand and military attacks could occur elsewhere in Europe. Europe also has been experiencing mass migration from the Middle East and Africa. The ultimate effects of these events and other sociopolitical or geographical issues are not known but could profoundly affect global economies and markets.

Political developments impacting international trade, including trade disputes and increased tariffs, for example between the U.S. and China, Canada and China and/or the U.S. and the United Kingdom or European Union (or its member states), may negatively impact markets and cause weaker macroeconomic conditions. Markets may be materially adversely affected by political, economic or social instability or events, including the renegotiation or nullification of agreements and treaties, the imposition of onerous regulations, embargoes, sanctions, and fiscal policy, changes in laws governing existing operations, financial constraints, including currency restrictions and exchange rate fluctuations, confiscatory taxation and the behavior of international public officials, joint venture partners or third-party representatives. Additionally, trade disputes, tariffs, sanctions, embargoes and other protectionist or retaliatory measures that may be imposed by the U.S. or other countries could adversely affect global trade, economic activity and market confidence. Trade conflicts may also escalate into military or diplomatic confrontations, which could further increase market volatility and geopolitical risk. A Fund may not be able to anticipate or effectively manage the impact of these events, which could result in losses to the Fund. Any attempt by a Fund to hedge against or otherwise protect its portfolio, or to profit from such circumstances, may fail and, accordingly, an investment in a Fund could lose money over short or long periods.

Income and gains from investments in foreign securities may be subject to withholding or other taxes.

Investing in Emerging Markets

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the U.S. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Political and economic structures in many emerging market countries may undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Emerging market countries tend to have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the Fund invests and adversely affect the value of its investment portfolio. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities and investments in emerging markets can become illiquid. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Emerging market securities markets, exchanges and market participants may lack the regulatory oversight and sophistication necessary to deter or detect market manipulation in such exchanges or markets, which may result in losses to the Fund to the extent it holds investments trading in such exchanges or markets. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Investments in emerging markets may be considered speculative.

Change or Influence Control Over Portfolio Companies

As a shareholder of a portfolio company, each Fund reserves the right to freely communicate its views on matters of policy to the company’s management, board of directors and other shareholders when a policy may affect the value of the Fund’s investment or impact the Funds’ sustainable investment considerations. In exercising this right, each of the Funds may, from time to time, use its ownership interest in a portfolio company to seek to change or influence control of the company’s management; provided that the Funds do not currently anticipate taking such actions. For example, a Fund might take steps, either individually or as part of a group, (a) to actively support, oppose, or influence a company’s decision-making, (b) to seek changes in a company’s management or board of directors, (c) to effect the sale of all or some of a company’s assets, (d) to vote to participate in or oppose a takeover of a portfolio company or an acquisition by a portfolio company, or (e) to serve as lead plaintiff in a matter related to a portfolio company.

Investing for purposes of changing or influencing control of management could result in additional expenses to a Fund, including expenses associated with operational or regulatory requirements and the ongoing cost of potential litigation. It could also restrict a Fund’s ability to freely dispose of the securities of a portfolio company with respect to which it is deemed to be investing to effect control, which might adversely affect the Fund’s liquidity as well as the sale price of those securities. Finally, greater public disclosure may be required regarding a Fund’s investment and trading strategies in regulatory filings relating to such securities.

Limited Partnerships

With the exception of the Parnassus International Equity Fund, each of the Funds may also invest up to 5% of their total net assets in venture-capital limited partnerships. Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the Fund, who include their allocated share of the partnership’s income and expenses in their own calculations of income and expense. Limited partnership units are illiquid (and are subject to the restriction on illiquid investments discussed above) and subject to contractual transfer restrictions; thus, a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. A Fund’s liability generally is limited to the amount of its commitment to the partnership. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Repurchase Agreements

Each of the Funds may purchase the following securities, subject to repurchase agreements: certificates of deposit, certain bankers’ acceptances and securities that are direct obligations of, or that are fully guaranteed as to principal, by the United States or any agency or instrumentality of the United States. A repurchase transaction occurs when at the time a Fund purchases a security, the Fund also resells it to the vendor (normally a commercial bank or a broker-dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed-upon date in the future. Such securities, including any securities so substituted, are referred to as the “Resold Securities.” The Adviser will consider the creditworthiness of any vendor of repurchase agreements and will continuously monitor the collateral so that it never falls below the resale price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which a Fund’s money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements with a maturity of more than seven days are considered to be illiquid and are subject to the restriction on illiquid investments discussed above. A Fund’s risk is limited to the ability of the vendor to pay the agreed-upon sum upon the delivery date.

If there is a default, the Resold Securities constitute collateral for the repurchase obligation and will be promptly sold by the Fund in question. However, there may be delays and costs in establishing a Fund’s rights to the collateral and the value of the collateral may decline. A Fund will bear the risk of loss in the event that the other party to the transaction defaults on its obligation and the Fund is delayed or prevented from exercising its right to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights.

Repurchase agreements can be considered as loans “collateralized” by the Resold Securities. The return on such “collateral” may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the “collateral” is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Funds’ custodian, either directly or through a securities depository.

Lending Portfolio Securities

To generate additional income, each of the Funds may lend its portfolio securities to broker-dealers (“brokers”), banks or other institutional borrowers of securities. The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Securities Lending Agreement”) to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. The borrower, at all times during the loan, must maintain with the applicable Fund cash, U.S. government securities or equivalent collateral or provide to the Fund an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. This collateral will be valued daily. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund in question. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest received on such securities. Although the borrower must pledge collateral in the form of cash or U.S. government securities, a Fund may invest the collateral in U.S. government securities or short-term, high-quality money-market instruments with maturities of 397 days or less, which may also include other money-market funds that are registered investment companies. The Funds’ sustainable investment considerations may not be applied to investments made with the collateral. While a Fund does not have the right to vote securities that are on loan, each of the Funds intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The borrower can repay the loan at any time and a Fund can demand repayment at any time.

As securities lending agent, Brown Brothers Harriman & Co. is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the Securities Lending Agreement, Brown Brothers Harriman & Co., during the most recent fiscal year ended December 31, 2024, performed various services such as: (i) lending available securities subject to guidelines or restrictions provided by the Funds; (ii) determining whether a loan shall be made and negotiating and establishing the terms and conditions of the loan with the borrower; (iii) ensuring that all dividends and other distributions paid with respect to loaned securities are credited to the applicable account; (iv) receiving and holding, on a Fund’s behalf, or transferring to the applicable account, upon instruction by a Fund, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (v) marking-to-market the market value of loaned securities relative to the market value of the collateral each business day; (vi) obtaining additional collateral, as needed, under the terms of the Securities Lending Agreement; (vii) at the termination of a loan, returning the collateral to the borrower upon the return of the loaned securities; (viii) in accordance with the terms of the Securities Lending Agreement, investing cash collateral in permitted investments; and (ix) maintaining records relating to a Fund’s securities lending activity and providing regular statements to the Funds.

For the fiscal year ended December 31, 2024, the Funds earned income and incurred the following costs and expenses as a result of their securities lending activities. The Parnassus Growth Equity Fund and the Parnassus International Equity Fund did not participate in securities lending activities in 2024.

Fund	Gross Income[1]	Revenue Split[2]	Cash Collateral Management Fees[3]	Administrative Fees[4]	Indemnification Fees[5]	Rebates to Borrowers	Other Fees	Total Cost of the Securities Lending Activities	Net Income from the Securities Lending Activities
Parnassus Core Equity Fund	$106,416	$1,489	$2,489	$0	$0	$96,483	$0	$100,461	$5,955
Parnassus Value Equity Fund	$1,018,797	$23,274	$24,253	$0	$0	$878,174	$0	$925,701	$93,096
Parnassus Mid Cap Fund	$58,628	$2,406	$1,527	$0	$0	$45,073	$0	$49,006	$9,622
Parnassus Mid Cap Growth Fund	$24,258	$662	$622	$0	$0	$20,325	$0	$21,609	$2,649

1	Gross income includes income from the reinvestment of cash collateral.

2	Revenue split represents the share of revenue generated by the securities lending program and paid to Brown Brothers Harriman & Co..
3

Cash collateral management fees include fees deducted from a pooled cash collateral reinvestment vehicle that are not included in the revenue split. The contractual management fees are derived from the pooled cash collateral reinvestment vehicle’s most recently available prospectus or offering memorandum and are an estimate based on the cash collateral reinvestment vehicle’s expense ratio and average annual account balances. Actual fees incurred from a pooled cash collateral reinvestment vehicle may differ due to other expenses, fee waivers and expense reimbursements.

4	These administrative fees are not included in the revenue split.
5	These indemnification fees are not included in the revenue split.

Convertible Securities

Each Fund, to the extent consistent with its investment objective and investment strategies, may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company, depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Each Fund, to the extent consistent with its investment objective and investment strategies, may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Investment Trusts

A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate-level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the

REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-favorable treatment under the Code or to maintain exemption from the 1940 Act.

United States Government Obligations

The Funds may invest in U.S. government obligations. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Artificial Intelligence

Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively “AI Technologies”) may pose risks to a Fund and may adversely impact markets, the overall performance of a Fund’s investments, or the services provided by a Fund’s service providers, including, without limitation, a Fund’s investment adviser, fund accountant, custodian, or transfer agent. For example, issuers in which a Fund invests and/or service providers to the Funds may use or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate, or biased leading to adverse effects for a Fund. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud, and cyberattacks and may face regulatory scrutiny in the future. Actual use of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve. It is impossible to predict the full extent of future applications or regulations and the current or future risks related thereto.

Cybersecurity Considerations

With the increased use of technologies such as mobile devices and internet-based or “cloud” applications, and the dependence on the internet and computer systems to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Funds to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Funds’ operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.

Cybersecurity incidents affecting the Adviser, other service providers to the Funds or their stockholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Funds and their stockholders, interference with the Funds’ ability to calculate its net asset value, impediments to trading, the inability of Fund stockholders to transact business and the Funds to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private stockholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties.

The use of internet- or cloud-based programs, technologies and data storage applications generally heightens cyber risks. Any of such circumstances could subject a Fund to substantial losses, including losses relating to misappropriation of assets, intellectual property or confidential information; corruption, deletion or destruction of data; physical damage and repairs to systems; reputational harm; financial losses from remedial actions; and/or disruption of operations. Third parties, including activist, criminal, nation-state or terrorist actors, may also attempt fraudulently to induce Fund personnel to disclose sensitive information (including passwords) to gain access to data, accounts, funds or other assets, or otherwise to inflict harm.

Cybersecurity risks are greater during periods of business disruption, particularly during long periods of disruption that require an increase in telecommuting or by other widespread public health emergencies or other natural or man-made disasters.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or fewer without the sale or disposition significantly changing the market value of the investment. Each Fund will take into account relevant market, trading and investment-specific considerations when determining whether a security is an illiquid security. Illiquid securities may include those securities whose disposition would be subject to legal restrictions (“restricted securities”). However, certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.

The Funds have implemented a liquidity risk management program and related procedures to identify illiquid securities pursuant to Rule 22e-4 of the 1940 Act, and the Board has approved the administrator of the liquidity risk management program. A determination of whether a security is illiquid is based upon guidelines contained in the Funds’ liquidity risk management program and depends upon relevant facts and circumstances, as discussed above. The Board will review no less frequently than annually a written report prepared by the administrator of the Funds’ liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation.

Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board.

Sustainable Investment Policy

As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with its investment philosophy set out in the prospectus and in its Principles and Sustainable Investment Policy (as discussed in further detail below), as the Adviser believes these factors are relevant to its assessment of quality and the risk-return profiles of companies in the Fund. This quality assessment is integrated as part of a holistic evaluation of fundamental attributes of the company across the Parnassus quality characteristics of competitive advantages, relevancy, management, sustainable business practices and valuation. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. As governance standards and market practices may differ considerably across international markets and regions, the Adviser applies context-specific evaluations for non-U.S. equity securities. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate-related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. The Adviser conducts a holistic evaluation for each company, and not all factors will necessarily be relevant to all companies.

The sustainable business practices for all current holdings are reviewed at least annually to ensure the companies in a Fund continue to be consistent with the Adviser’s investment philosophy and expectations. The Adviser will evaluate on a case-by-case basis whether a Fund will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation relative to other available opportunities, or if the company no longer meets the Adviser’s expectations for sustainable business practices and the Adviser does not believe it is an appropriate investment for the Fund following such changes. The Adviser does not generally expect to invest in companies that operate contrary to its Principles and Sustainable Investment Policy and investment philosophy as described in the prospectus.

Depending on the accessibility and reliability of information regarding a particular company, the Adviser may apply sustainable business factors differently, apply slightly different factors, or give less relative weight to certain factors. Investors can differ in their views of what constitutes strong or weak performance on sustainable investment factors. As a result, a Fund may invest in issuers that do not reflect the views on sustainable investment practices of any particular investor. The Adviser recognizes that companies in which the Fund invests may not be representative of model sustainable business practices and that the Adviser’s judgment regarding such practices may differ from those made by others. Sustainable investment considerations may affect a Fund’s exposure to certain companies or industries and the Fund may forego certain investment opportunities as we believe these considerations are relevant to our assessment of quality and the risk-return profile of companies in the Fund’s portfolios. While the Funds views sustainable investment considerations as having the potential to contribute positively to long-term performance, there is no guarantee that such results will be achieved.

The Adviser may utilize third-party research as well as proprietary research to evaluate the sustainability practices of issuers. The Adviser considers a variety of data and rating metrics and does not rely exclusively on any single source of information for its evaluation of an issuer. This information and data, including from third party research providers, may be incomplete, inaccurate, or unavailable, or may present conflicting information and data with respect to an issuer, which in each case could cause the Portfolio Manager(s) of a Fund to incorrectly assess an issuer’s business practices with respect to sustainable investment characteristics.

Integration and Stewardship

The Adviser integrates sustainability-related risks and opportunities into investment decision making, proxy voting, and engagement strategies. The Adviser aims to invest in quality companies considering competitive advantages, relevance, management, sustainable business practices, and other factors that we believe are relevant to investment performance. We do not generally expect to invest in companies that operate contrary to our Principles and Sustainable Investment Policy and investment philosophy as described in the prospectus.

The Adviser may use strategic engagement with company management teams to encourage improvements in strategy, execution, governance and sustainability-related risks and opportunities. Such engagement may include direct communication, such as letters, emails, phone calls or in-person meetings with company management teams to encourage positive change on sustainable investment factors. In markets where shareholder proposals may be submitted, such engagement may also include the submission of non-binding shareholder proposals that recommend specific changes, which the Adviser believes will help a portfolio company better manage long-term risks and opportunities that may affect shareholder value. As non-binding recommendations to management of the applicable company, the shareholder proposals do not have the effect or purpose of changing or influencing control of the company. The Funds do not presently anticipate submitting binding shareholder proposals or seeking to change the board of directors of portfolio companies by nominating persons to serve as directors but reserve the right to do so in the future. See the discussion under “Change or Influence Control Over Portfolio Companies” for risks related to such actions.

The Adviser votes proxies consistent with its proxy voting policies and procedures, which are stated in this SAI. For non-U.S. equity securities, governance standards and market practices may differ considerably. For this reason, Parnassus applies context-specific proxy voting standards in each market.

Parnassus’s Principles and Sustainable Investment Policy describe the Adviser’s approach to investing and outline the conduct that the Adviser believes will help companies succeed and create enduring value for investors. This means selecting companies for their potential to help investors reach their long-term investment goals and to enable the business, its shareholders, employees, customers, and the communities in which it resides to benefit from its activities over time. The Adviser believes that companies with strong governance practices and that integrate environmental and social factors into decision making may better manage and mitigate financial and reputational risks, build more resilient and sustainable businesses, and identify long-term opportunities for leadership and innovation. The Adviser believes that strong sustainability practices and performance can be signs of an effective management team and a long-term, strategic orientation that aligns with the Adviser’s investment goals. We apply this approach because we believe that strong sustainable business practices can be a sign of a high-quality management team and a long-term, strategic orientation that aligns with our investment goals. For more information, our Principles and Sustainable Investment Policy are available on our website at www.parnassus.com.

Disclosure of Portfolio Holdings

As summarized herein, the Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ shareholders, and these policies and procedures specify when disclosure is authorized. Included in these policies and procedures are procedures to address conflicts of interest. In addition to the authorized disclosure in the policies and procedures, the Board or the Trusts’ Chief Compliance Officer may authorize the disclosure of a Fund’s portfolio holdings prior to the public disclosure of such information. The Funds may not receive any compensation for providing portfolio holdings information. The Trusts’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure policies and procedures.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Fund or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

SEC and Website Disclosure

The Funds will publicly disclose all holdings in their N-CSR filings, which are filed with the SEC on a semi-annual basis on Form N-CSR. The Funds post their annual and semi-annual reports and audited financial statements on their website at www.parnassus.com. The Funds also file a complete schedule of portfolio holdings with the SEC for the first and third quarters of the Funds’ fiscal year on Part F of Form N-PORT. Portfolio holdings included in Part F of Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter. Public regulatory filings will also be available on the SEC’s website at www.sec.gov.

The Funds publish their entire portfolio holdings information as of the end of each month and quarter on the Parnassus Funds’ website (www.parnassus.com). Portfolio information may include portfolio management commentary and portfolio statistics. This information is available to anyone who visits the website and is updated on or about 10 business days following the end of each month. Holdings information will remain on the website until updated for the subsequent time period.

Service Providers

The Funds have entered into arrangements with certain third-party service providers for services that require these groups to have access to the Funds’ portfolios on a more frequent basis than is publicly available (in some cases, on a daily basis). As a result, such third-party service providers may receive portfolio holdings information prior to, and more frequently than, the public disclosure of such information. There is no set time between the date of such information being provided to the service providers and the date on which the information is publicly disclosed, as the information is provided to the service providers on an as-needed basis in connection with the services they provide to the Funds. In each case, the Funds’ Board have determined that such advanced disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential. These third-party service providers include the Funds’ independent registered public accounting firm (the “Auditor”), legal counsel, custodian, financial printer, pricing service provider, auditor, Fund accounting agent, trade order management system provider, Adviser’s Code of Ethics reporting system provider, and proxy voting service.

Rating and Ranking Organizations

The Funds’ Board has determined that the Funds may provide their entire portfolios to the following rating and ranking organizations:

Bloomberg L.P.

FactSet

Morningstar, Inc.

Refinitiv (parent company of Lipper)

The Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information. This information is provided on the condition that it be kept confidential and that such organizations not trade on such information.

Other Individuals and Organizations

Occasionally, certain third parties, including individual shareholders, institutional investors and other third-party organizations, request information about the Funds’ portfolio holdings before they are publicly disclosed. Where executive management believes there is a legitimate business purpose for such disclosure, the disclosure may be made provided that (i) management, including the Chief Compliance Officer, have reasonably concluded that the recipient will not distribute the information to other persons who might use the information for purposes of purchasing or selling the Funds or their portfolio securities before their portfolio holdings are publicly disclosed; and (ii) the recipient signs a written confidentiality agreement, if not subject to a specific duty of confidentiality by law.

The Adviser may manage other accounts such as separate accounts, private accounts, unregistered products, and portfolios sponsored by companies other than the Adviser. These other accounts may be managed in a similar fashion to the Funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings and are generally not subject to the Funds’ portfolio holdings disclosure policies.

MANAGEMENT

The Funds’ Board decides matters of general policy, and the Trustees oversee the activities of the Adviser. All Trustees serve indefinite terms (subject to the mandatory retirement age of 75), and they each currently oversee eight portfolios (Funds and ETFs) in the Parnassus Funds complex. The Parnassus Funds complex consists of the Parnassus Funds trust (the series of this Trust consist of the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Mid Cap Growth Fund, and the Parnassus International Equity Fund) and the Parnassus Funds II (formerly, Parnassus Income Funds) trust (the series of this Trust consist of the Parnassus Core Equity Fund, the Parnassus Core Select ETF, and the Parnassus Value Select ETF). Each of the Trusts has its own Board. The same individuals serve as Trustees and Officers of each Trust. The Trusts’ Officers conduct and supervise the daily business operations of the Funds.

As Alecia A. DeCoudreaux, a trustee who is not an “interested person” (as defined in the 1940 Act) of the Funds (“Independent Trustee”), serves as the Chairperson of the Board, and in that capacity coordinates the activities of the Independent Trustees and the Board as a whole, and acts as a liaison with the Trusts’ officers, legal counsel, and other Trustees between meetings. The Trusts have determined that their leadership structure is appropriate as they believe the structure provides for adequate input and influence from the Independent Trustees and management in overseeing the Funds.

Through its direct oversight role, and indirectly through the Audit Committee, officers of the Trusts and the Funds’ service providers, the Board performs a risk oversight function for the Funds. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the Auditor of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Trusts who oversees the implementation and testing of the Funds’ compliance program and reports to the Boards regarding compliance matters for the Funds and their service providers.

The Audit Committee consists solely of Independent Trustees. As referenced above, the Audit Committee plays a significant role in the risk oversight of the Funds as it meets at least annually with the auditors of the Funds and quarterly with the Trusts’ Chief Compliance Officer.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

The Trustees and Officers of the Funds are as set forth on the following pages (employment tenures listed are as of December 31, 2024).

Name, Year of Birth and Address	Position With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Directorships Outside the Parnassus Complex During Past Five Years	Number of Funds in Parnassus Complex Overseen by Trustee
INDEPENDENT TRUSTEES (Trustees who are not deemed to be “interested persons” of the Funds as defined in the 1940 Act)
Alecia A. DeCoudreaux, 1954 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee, Chairperson of Board	Indefinite* Since December 2013 for Parnassus Funds and Parnassus Funds II	Director of CVS Health Corporation. Member of the CVS Health Corporation audit committee from 2015-2024. Director of the William and Flora Hewlett Foundation since 2014; Chair of Nominating and Governance Committee since 2022; Chair of Audit Committee from 2016-2022. Trustee Emerita of Wellesley College, Honorary Director of the Indiana University Foundation and Emerita Board Member of the Indiana University School of Law Board of Visitors.	CVS Health Corporation	8

Rajesh Atluru, 1969 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee	Indefinite* Since September 2021 for Parnassus Funds and Parnassus Funds II	Founder and Managing Partner of Activate Capital, a private equity/venture capital investment firm focusing on sustainable investments in energy, mobility and industrial ecosystems.	None	8

Amy K. Johnson, 1966 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee, Chair of Nominating and Governance Committee	Indefinite Since December 2022 for Parnassus Funds and Parnassus Funds II	Independent Director, Federal Home Loan Bank of Des Moines. Previously, Ms. Johnson was Managing Director and Global Head of Operations, Columbia Threadneedle Investments, the global asset management business of Ameriprise Financial, Inc.	Federal Home Loan Bank of Des Moines	8

Name, Year of Birth and Address	Position With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Directorships Outside the Parnassus Complex During Past Five Years	Number of Funds in Parnassus Complex Overseen by Trustee
INDEPENDENT TRUSTEES (Trustees who are not deemed to be “interested persons” of the Funds as defined in the 1940 Act)

Eric P. Rakowski, 1958 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee	Indefinite* Since September 2021 for Parnassus Funds and Parnassus Funds II	Professor of Law, University of California at Berkeley School of Law since 1990.	AMG Funds (40 portfolios); AMG Pantheon Fund, LLC (1 portfolio); AMG Pantheon Master Fund, LLC (1 portfolio); AMG Pantheon Subsidiary Fund, LLC (1 portfolio); AMG Pantheon Lead Fund LLC (1 portfolio); AMG Pantheon Credit Solutions Fund (1 portfolio); Harding, Loevner Funds, Inc. (10 portfolios)	8

Roy Swan, Jr., 1964 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee	Indefinite* Since September 2021 for Parnassus Funds and Parnassus Funds II	Head of The Ford Foundation’s Mission Investments program, responsible for the foundation’s impact investing and grantmaking dedicated to the impact investing field since 2018. Previously, Mr. Swan was a managing director at Morgan Stanley and held roles including	AQR Funds Advisory Board (22 portfolios) since February 2024; Aequi Acquisition Corp. (2020-2023); Federal Home Loan Mortgage Corporation	8

Name, Year of Birth and Address	Position With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Directorships Outside the Parnassus Complex During Past Five Years	Number of Funds in Parnassus Complex Overseen by Trustee
INDEPENDENT TRUSTEES (Trustees who are not deemed to be “interested persons” of the Funds as defined in the 1940 Act)
			co-head of Global Sustainable Finance, President & COO of Morgan Stanley Trust, and founding CEO and Managing Member of Morgan Stanley Impact Small Business Investment Company LLC, where he remains a Member.	(“Freddie Mac”) February 2024-March 2025

Kay Yun, 1963 c/o Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Trustee, Chair of Audit Committee	Indefinite* Since July 2017 for Parnassus Funds and Parnassus Funds II	Partner and Chief Financial Officer at Health Evolution Partners in San Francisco since 2007. Currently an emeritus trustee at the American Conservatory Theater and previously a trustee at University High School.	None	8

*	Subject to the mandatory retirement age

Name, Year of Birth and Address	Position With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Directorships Outside the Parnassus Complex During Past Five Years	Number of Funds in Parnassus Complex Overseen by Trustee
INTERESTED TRUSTEE (Mr. Allen is an “interested person” of the Funds as defined in the 1940 Act because of his ownership in the Adviser)

Benjamin E. Allen, 1977 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	President and Chief Executive Officer and Trustee	Indefinite As President and Chief Executive Officer Since 2017; as Trustee since 2021 for Parnassus Funds and Parnassus Funds II	Chief Executive Officer of Parnassus Investments since 2018. President of Parnassus Investments since 2017; employed by Parnassus Investments since 2005. Portfolio Manager of the Parnassus Core Equity Fund since 2012.	None	8

Name, Year of Birth and Address	Positions With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (other than Benjamin E. Allen)

Todd C. Ahlsten, 1972 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Vice President	Indefinite Since 2001	Chief Investment Officer of Parnassus Investments since 2008; Vice President of Parnassus Investments from 2007 – 2021; Executive Vice President of Parnassus Investments since 2021; employed by Parnassus Investments since 1995. Portfolio Manager of the Parnassus Core Equity Fund since 2001. Vice President of Parnassus Funds and Parnassus Funds II since 2001.

Downey H. Blount, 1970 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Assistant Secretary	Indefinite Since 2015	Deputy Chief Compliance Officer of Parnassus Investments since 2019. Chief Compliance Officer of Parnassus Funds Distributor from 2015 to 2019.

Marc C. Mahon, 1977 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Executive Vice President, Principal Accounting Officer and Treasurer	Indefinite As Principal Accounting Officer and Treasurer, since 2007 As Executive Vice President, since July 2017	Chief Financial Officer of Parnassus Investments since 2007. Chief Operating Officer of Parnassus Investments since 2018. Executive Vice President of Parnassus Investments since 2017.

Stephanie J. Mahon, 1979 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Assistant Treasurer	Indefinite Since 2024	Managing Director, Investment Operations of Parnassus Investments since 2024, Director of Operations of Parnassus Investments from 2015-2023.

John V. Skidmore II, 1965 Parnassus Investments, LLC 1 Market Street, Ste. 1600 San Francisco, CA 94105	Chief Compliance Officer, Fidelity Bond Officer and Secretary	Indefinite Since 2008	Chief Compliance Officer of Parnassus Funds, Parnassus Funds II and Parnassus Investments since 2008.

Benjamin E. Allen is President and Chief Executive Officer of Parnassus Investments, where he has worked since 2005. He is a portfolio manager of the Core Equity Fund and has been a portfolio manager since 2012. Mr. Allen has been President of the Funds since 2017 and Chief Executive of the Funds since 2017. His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by Parnassus Investments for the Funds, led to the conclusion that he should serve as a Trustee.

Alecia A. DeCoudreaux has served as a Trustee since 2013. Kay Yun and Amy K. Johnson were appointed as Trustees in 2017 and 2022, respectively. Ms. DeCoudreaux’s management and corporate governance experience help ensure that the Funds adhere to best practices in their governance. Ms. Yun’s broad experience with investments and issuers allows her to provide insight on industry and regulatory developments that benefit the Funds. Roy Swan, Jr. is well qualified to serve as a Trustee due to his significant experience in impact investment, finance, and public company management. Rajesh Atluru is well qualified to serve as a Trustee due to his subject matter expertise in sustainability and technology, and his investment experience. Eric P. Rakowski is well qualified to serve as a Trustee due to his knowledge about the investment advisory business, including mutual fund distribution, portfolio valuation, compliance, and auditing, and his governance experience serving as a mutual fund director. Amy K. Johnson is well qualified to serve as a Trustee due to her involvement in and knowledge of operations and financial management, and her experience in the global asset management industry. Also, as reflected in the information provided in the table above, they are all experienced business persons and consultants, familiar with financial statements and sustainable investing. We believe each takes a constructive and thoughtful approach to addressing issues facing the Funds, and are well qualified to serve as Trustees.

As discussed above, the combination of skills and attributes of all of the Trustees led to the conclusion that each should serve as a Trustee. The mandatory retirement age for Independent Trustees is 75.

The Funds’ Board oversees the activities of the Adviser. All Trustees serve indefinite terms (subject to the mandatory retirement age for Independent Trustees), and they each currently oversee eight funds in the Parnassus Funds complex. Each of the Trusts has its own Board. The same individuals serve as Trustees and Officers of each Trust. The Trusts’ Officers conduct and supervise the daily business operations of the Parnassus Funds. Alecia A. DeCoudreaux serves as the Chairperson of the Board, and is the presiding officer at all meetings of the Board.

The Trustees have determined that the leadership structure is appropriate as they believe they have ample input into their meetings, ample access to information about the Funds, and effective communications with management of the Adviser. Also, having an Independent Trustee serve as the Chairperson and a supermajority of Independent Trustees (75% of the Board is composed of Independent Trustees) allows the Board and management to have proper alignment and dialogue on all matters within the authority of the Board, including those related to risk oversight.

Trustee Compensation

For the fiscal year ended December 31, 2024, the Trusts paid each of their Trustees who is not affiliated with the Adviser an aggregate annual fee of $192,500 in addition to reimbursement for certain out-of-pocket expenses, plus an additional annual retainer of $35,000 to the Chairperson of the Board, and an additional annual retainer of $17,500 to each of the Chairperson of the Audit Committee and the Chairperson of the Nominating and Governance Committee.

For the fiscal year ending December 31, 2025, the Trusts will pay each of their Trustees who is not affiliated with the Adviser an aggregate annual fee of $205,000 in addition to reimbursement for certain out-of-pocket expenses, plus an additional annual retainer of $40,000 to the Chairperson of the Board and an additional annual retainer of $20,000 to each of the Chairperson of the Audit Committee and the Chairperson of the Nominating and Governance Committee. The Funds comprise a “family of investment companies.” The Trusts have no retirement or pension plans for their Trustees.

The following table sets forth the aggregate compensation paid to each of the Independent Trustees by the Funds and the Fund Complex for the fiscal year ended December 31, 2024.

Name and Position(1)	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From Funds and Fund Complex Paid to Trustees(2)
Alecia A. DeCoudreaux	$227,500	None	$227,500
Rajesh Atluru	$192,500	None	$192,500
Amy K. Johnson	$210,000	None	$210,000
Eric P. Rakowski	$192,500	None	$192,500
Roy Swan, Jr.	$192,500	None	$192,500
Kay Yun	$210,000	None	$210,000

(1)	Each of the above named Trustees is an Independent Trustee of the Funds. Trustees who are interested do not receive compensation from the Trusts.
(2)	The term “Fund Complex” as used herein includes the Funds and the ETFs.

The following table sets forth the total compensation paid by each Fund to the Independent Trustees for the fiscal year ended December 31, 2024.

Fund	Total Trustee Compensation Paid by Fund
Parnassus Core Equity Fund	$913,704
Parnassus Growth Equity Fund	$1,327
Parnassus Value Equity Fund	$155,152
Parnassus Mid Cap Fund	$119,760
Parnassus Mid Cap Growth Fund	$26,316
Parnassus International Equity Fund (1)	$106

(1)	The International Equity Fund had not commenced operations as of December 31, 2024; therefore, compensation is estimated for the Fund’s current fiscal year ending December 31, 2025.

Trustee Ownership of Funds

The following table sets forth the dollar range of shares of the Funds and the total in the family of investment companies beneficially owned by each Trustee as of December 31, 2024 (which is also the valuation date). The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI, and, as such, none of the Trustees held shares of the Fund as of December 31, 2024.

Name	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Total in Family of Investment Companies

Interested Trustee
Benjamin E. Allen	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Independent Trustees
Rajesh Atluru .	Over $100,000	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
Alecia A. DeCoudreaux	$50,001-$100,000	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
Amy Johnson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
Eric P. Rakowski	Over $100,000	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$1-$10,000	Over $100,000
Roy Swan, Jr.	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000
Kay Yun	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Trustee Interest in Adviser, Distributor or Affiliates

As of the end of the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families own or have owned securities beneficially or of record in the Adviser, Parnassus

Funds Distributor, LLC (the “Distributor”), or any related party of the Adviser or Distributor during the past two calendar years. As of the end of the most recently completed calendar year, neither the Independent Trustees, nor members of their immediate families, have or had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates during the past two calendar years.

Trustee Meetings and Committees

The Board has a standing audit committee and a standing nominating and governance committee, but does not have a standing compensation committee. The Board believes that it is appropriate not to have a compensation committee because the Board as a whole can adequately serve the function of considering trustee compensation.

Through its direct oversight role, and indirectly through the Audit Committee, officers of the Trusts and the Funds’ service providers, the Funds’ Board performs a risk oversight function for the Funds. To effectively perform their risk oversight function, the Board, among other things, perform the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Trusts who oversees the implementation and testing of the Funds’ compliance program and reports to the Boards regarding compliance matters for the Funds and their service providers.

The Audit Committee consists solely of Independent Trustees. The current members are Kay Yun, Alecia A. DeCoudreaux, Roy Swan, Jr., and Eric P. Rakowski with Kay Yun serving as Chair. As referenced above, the Audit Committee plays a significant role in the risk oversight of the Funds as it meets at least annually with the auditors of the Funds and quarterly with the Funds’ Chief Compliance Officer. The Audit Committee met five times during the last fiscal year.

The Nominating and Governance Committee was created during 2021 and consists solely of Independent Trustees. The current members are Alecia A. DeCoudreaux, Amy K. Johnson, and Rajesh Atluru. Benjamin E. Allen is a non-voting, advisory member of the Committee. The Nominating and Governance Committee met two times during the last fiscal year.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Audit Committee is responsible for assisting the Board in overseeing the Funds’ independent auditors, accounting policies and procedures and other areas relating to the Funds’ auditing processes (including advising the Board on the election of independent auditors, reviewing the scope of the annual audit activities of the auditors and reviewing audit results).

The Board held four meetings in 2024. Each Trustee attended at least 75% of the aggregate of (a) the total number of meetings of the Board and (b) the total number of meetings held by all committees of the Board on which the Trustee served.

Code of Ethics

The Trusts have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Parnassus Investments is also subject to this code. The code permits personnel subject to the code to invest in securities,

subject to certain restrictions, including, without limitation, pre-clearance requirements. Personnel subject to the code may not invest in securities purchased or held by the portfolios of the Parnassus Funds but may continue to hold securities they purchased prior to one of the portfolios purchasing or investing in such securities. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), as the Distributor is not affiliated with the Trusts or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trusts or the Adviser.

Proxy Voting

Proxy voting policies and procedures for the portfolios of the Parnassus Funds are included as Annex A attached to this SAI. Proxy voting expenses incurred by the Adviser on behalf of the Funds and other accounts will be fairly and equitably allocated among the Funds and the other accounts holding the applicable securities. The actual voting records for the portfolios of the Parnassus Funds are available on the Funds’ website, www.parnassus.com, and on the website of the SEC at www.sec.gov, both free of charge. The SEC website contains information regarding how the Funds and the portfolios of the Parnassus Funds voted portfolio securities during the most recent 12-month period ended June 30, while the Funds’ website gives information about the votes in real time, or as soon as possible after a vote has been cast.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by the Fund to own beneficially 5% or more of the outstanding shares of a Fund. “Record” ownership means, as of any particular time, a shareholder of record shown on the books of a Fund or the Fund’s transfer agent. “Beneficial” ownership means any person who, directly or indirectly, through any contract, arrangement, understanding, relationship, or otherwise has or shares (1) voting power which includes the power to vote, or direct the voting of, Fund shares; and/or (2) investment power which includes the power to dispose, or to direct the disposition of Fund shares, as provided in Rule 13d-3 of the Securities Exchange Act of 1934, as amended.

Except with regard to the Parnassus Growth Equity Fund, no person is deemed to “control” the Fund, as that term is defined in the 1940 Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of the Funds’ shares or who acknowledges the existence of control, nor has there been an adjudication under section 2(a)(9) that control exists. Such control may affect the voting rights of other shareholders. The Funds do not control any person.

The Parnassus Growth Equity Fund was organized in December 2022 and certain shareholders, including affiliates of the Adviser, may beneficially own a substantial amount of shares of the Fund for an indefinite period. The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI, and, as such, did not have any control persons or principal holders as of March 31, 2025. Redemptions by large beneficial shareholders could have a significant negative impact on the Fund. For example, if a large shareholder were to redeem all, or a large portion, of its shares, this redemption might cause the Fund to sell portfolio holdings at times when it would not otherwise do so and may increase transaction costs and/or result in an increase to the Fund’s expense ratio.

Set forth below are the names and address of all holders of shares of the Funds who as of March 31, 2025 owned of record, or to the knowledge of the Fund, beneficially owned, more than 5% of a Fund’s outstanding shares, as well as the percentage of shares of the Fund beneficially owned by all officers and Trustees of each Fund as a group:

Parnassus Core Equity Fund - Investor Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	35.77%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	17.18%
LPL Financial	4707 Executive Drive	San Diego, CA 92121	9.54%
Raymond James	880 Carillon Pkwy	Saint Petersburg, FL 33716	7.93%
American Enterprise Investment Service	P. O. Box 9446	Minneapolis, MN 55440	5.52%
Morgan Stanley Smith Barney, LLC	1 New York Plz, 12th Fl.	New York, NY 10004	5.07%

Parnassus Core Equity Fund - Institutional Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	26.44%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	23.88%
Pershing, LLC	1 Pershing Plaza	Jersey City, NJ 07399	11.24%

*

The shares owned by Charles Schwab, Inc., National Financial Services, LLC, LPL Financial, Raymond James, American Enterprise Investment Service, Morgan Stanley Smith Barney, LLC and Pershing, LLC were owned of record only.

As of March 31, 2025, to the Funds’ knowledge, the Trustees and Officers as a group (12 persons) owned less than 1.00% of the outstanding shares of the Parnassus Core Equity Fund - Investor shares and the Parnassus Core Equity Fund - Institutional shares, respectively.

Parnassus Growth Equity Fund - Investor Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	28.10%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	18.01%

Parnassus Growth Equity Fund - Institutional Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Todd Ahlsten	1 Market Street, Suite 1600,	San Francisco, CA 94105	22.91%
Benjamin Allen	1 Market Street, Suite 1600,	San Francisco, CA 94105	22.91%
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	14.22%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	9.10%
JP Morgan Securities, LLC	4 Chase Metrotech Ctr., 3rd Fl.	Brooklyn, NY 11245	5.66%

*	The shares owned by Charles Schwab, Inc., National Financial Services, LLC, and JP Morgan Securities, LLC were owned of record only.

As of March 31, 2025, to the Funds’ knowledge, the Trustees and Officers as a group (12 persons) owned less than 1.00% of the outstanding shares of the Parnassus Growth Equity Fund - Investor shares and 52.16% of the outstanding shares of the Parnassus Growth Equity Fund - Institutional shares, respectively.

Parnassus Value Equity Fund - Investor Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	31.37%
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	16.11%
LPL Financial	4707 Executive Drive	San Diego, CA 92121	11.40%
American Enterprise Investment Service	P. O. Box 9446	Minneapolis, MN 55440	8.35%
Morgan Stanley Smith Barney, LLC	1 New York Plz 12th Fl.	New York, NY 10004	7.37%

Parnassus Value Equity Fund - Institutional Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	22.29%
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	19.39%
Pershing, LLC	1 Pershing Plaza	Jersey City, NJ 07399	8.49%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4800 Deer Lake Dr. E 1st Fl.	Jacksonville, FL 32246	7.05%
Wells Fargo Clearing Services, LLC	2801 Market Street	St. Louis, MO 63103	6.11%

*

The shares owned by National Financial Services, LLC, Charles Schwab, Inc., LPL Financial, American Enterprise Investment Service, Morgan Stanley Smith Barney, LLC, Pershing LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc. and Wells Fargo Clearing Services, LLC were owned of record only.

As of March 31, 2025, to the Funds’ knowledge, the Trustees and Officers as a group (12 persons) owned less than 1.00% of the outstanding shares of the Parnassus Value Equity Fund - Investor shares and the Parnassus Value Equity Fund - Institutional shares, respectively.

Parnassus Mid Cap Fund - Investor Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	24.93%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	22.96%
American Enterprise Investment Service	P. O. Box 9446	Minneapolis, MN 55440	11.26%
Morgan Stanley Smith Barney, LLC	1 New York Plz 12th Fl.	New York, NY 10004	9.01%
Raymond James	880 Carillon Pkwy	Saint Petersburg, FL 33716	6.79%
LPL Financial	4707 Executive Drive	San Diego, CA 92121	6.20%

Parnassus Mid Cap Fund - Institutional Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	20.54%
Pershing, LLC	1 Pershing Plaza	Jersey City, NJ 07399	15.30%
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	11.97%
Raymond James	880 Carillon Pkwy	Saint Petersburg, FL 33716	9.46%
Wells Fargo Clearing Services, LLC	2801 Market Street	St. Louis, MO 63103	8.88%
JP Morgan Securities, LLC	4 Chase Metrotech Ctr., 3rd Fl.	Brooklyn, NY 11245	5.49%

*

The shares owned by Charles Schwab, Inc., National Financial Services, LLC, American Enterprise Investment Service, Morgan Stanley Smith Barney, LLC, Raymond James, LPL Financial, Pershing, LLC, Wells Fargo Clearing Services, LLC and JP Morgan Securities, LLC were owned of record only.

As of March 31, 2025, to the Funds’ knowledge, the Trustees and Officers as a group (12 persons) owned less than 1.00 % of the outstanding shares of the Parnassus Mid Cap Fund - Investor shares and the Parnassus Mid Cap Fund - Institutional shares, respectively.

Parnassus Mid Cap Growth Fund - Investor Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	16.64%
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	10.54%

Parnassus Mid Cap Growth Fund - Institutional Shares

Principal Holders of Securities*	Address	City, State and Zip Code	Percentage Ownership
National Financial Services, LLC	200 Liberty Street	New York, NY 10281	15.52%
Charles Schwab, Inc.	101 Montgomery Street	San Francisco, CA 94104	11.14%

*	The shares owned by Charles Schwab, Inc. and National Financial Services, LLC were owned of record only.

As of March 31, 2025, to the Funds’ knowledge, the Trustees and Officers as a group (12 persons) owned less than 1.00% of the outstanding shares of the Parnassus Mid Cap Growth Fund - Investor shares and 2.04% of the outstanding shares of the Parnassus Mid Cap Growth Fund - Institutional shares, respectively.

STANDING COMMITTEES

The Audit Committee currently consists of Kay Yun, Chairperson, Alecia A. DeCoudreaux, Eric P. Rakowski and Roy Swan, Jr. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trusts’ Auditor, accounting policies and procedures, and other areas relating to the Trusts’ auditing processes. The function of the Audit Committee and the Board is oversight. It is management’s responsibility to maintain appropriate systems for accounting and internal control, and it is the registered independent public accounting firm’s responsibility to plan and carry out a proper audit. The Auditor is responsible to the Board and the Audit Committee. The Audit Committee met five times during the fiscal year ended December 31, 2024.

In overseeing the Auditor, the Audit Committee: (1) reviews the Auditor’s independence from the Funds and management, and from the Adviser; (2) reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence; (3) reviews the Auditor’s performance, qualifications and quality control procedures; (4) reviews the scope of and overall plans for the annual audit; (5) reviews the Auditor’s performance, qualifications and quality control procedures; (6) consults with management and the Auditor with respect to the Funds’ processes for risk assessment and risk management; (7) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the CEO and CFO; and (8) reviews significant legal developments and the Funds’ processes for monitoring compliance with law and compliance policies.

In determining each year whether to reappoint the Auditor as the Funds’ independent registered public accounting firm, the Audit Committee takes into consideration a number of factors, including, for example, the following: (1) the length of time the Auditor has been engaged by the Funds as the independent registered public accounting firm; (2) the Auditor’s historical and recent performance on the audit; (3) an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor; (4) the quality of the audit Committee’s ongoing discussions with the Auditor; (5) an analysis of the Auditor’s known legal risks and significant proceedings; and (6) external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (“PCAOB”) reports on the Auditor and its peer firms. Based on the audit committee’s evaluation, the Audit Committee then determines whether it believes that the Auditor is independent and that it is in the best interests of the Funds and their shareholders to retain the Auditor to serve as the independent registered public accounting firm.

The Nominating and Governance Committee currently has three voting members, Amy K. Johnson (Chair), Alecia A. DeCoudreaux, and Rajesh Atluru. The Committee was established for the following purposes: (1) assisting the Board in canvassing for, identifying and recommending individuals to serve as Independent Trustees and to serve on committees of the Board; and (2) developing recommendations about other governance matters for the full Board’s approval. The Committee met two times during the fiscal year ended December 31, 2024.

In connection with the selection and nomination of candidates to the Board, the Nominating and Governance Committee evaluates the qualifications of candidates for Board membership. Persons selected as Independent Trustees (persons who are “disinterested persons” with respect to the Trusts within the meaning of the 1940 Act) must be disinterested both within the letter and the spirit of the 1940 Act. The Nominating and Governance Committee will also consider potential trustee candidates recommended by shareholders provided that the proposed candidates meet the criteria of the Nominating and Governance Committee. The Committee also considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence (for example, business, financial or family relationships with the investment advisers or other service providers to the Trusts).

THE ADVISER

Parnassus Investments acts as the Funds’ investment adviser. Under its Investment Advisory Agreement (the “Agreement”) with each of the Funds, the Adviser acts as investment adviser for each Fund and, subject to the supervision of the Board, directs the investments of each Fund in accordance with its investment objective, policies and limitations. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, and pays the salaries and fees of all Officers and all Trustees of the Trusts who are “interested persons” under the 1940 Act. The Adviser also provides the management and administrative services necessary for the operation of the Funds, including supervising relations with the custodian, transfer agent, Auditor and attorneys. The Adviser also prepares all shareholder communications, maintains the Funds’ records, registers the Funds’ shares under state and federal laws and does the staff work for the Board.

The Agreement provides that the Adviser shall not be liable to the applicable Fund for any loss to the Fund except by reason of the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

Affiliated Managers Group, Inc., an investment holding company with stakes in a diverse group of boutique investment firms, holds a majority interest in Parnassus Investments, LLC. The remaining interest is held by a broad group of Parnassus Investments professionals. Parnassus Investments is governed by its senior employees and conducts its business independently.

The Parnassus Core Equity Fund pays the Adviser a fee for services performed at the annual rate of 0.75% of the first $30 million in assets, 0.70% of the next $70 million, 0.65% of the next $400 million, 0.60% of the next $9.5 billion and 0.55% of the amount above $10 billion. During 2022, 2023 and 2024, the Parnassus Core Equity Fund paid to Parnassus Investments the following fees under the Agreement:

Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers
2024	$168,773,182	$392,679	$168,380,503	$0
2023	$148,165,102	$1,346,152	$146,818,950	$0
2022	$153,199,903	$4,447,398	$148,752,505	$0

The Parnassus Growth Equity Fund pays the Adviser a fee for services performed at the annual rate of 0.75% of the first $30 million in assets; 0.70% of the next $70 million; 0.65% of the next $400 million; 0.60% of the next $9.5 billion; and 0.55% of the amount above $10 billion. Prior to December 28, 2022, the Fund had no operations. During 2022, 2023 and 2024, the Parnassus Growth Equity Fund paid to Parnassus Investments the following fees under the Agreement:

Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers
2024	$360,314	$274,518	$85,796	$0
2023	$151,412	$276,081	$(124,669)	$0
2022	$665	$28,281	$(27,616)	$0

The Parnassus Value Equity Fund pays the Adviser a fee for services performed at the annual rate of 0.85% of the first $100 million in assets, 0.80% of the next $100 million, 0.75% of the next $300 million and 0.65% of the amount above $500 million. During 2022, 2023 and 2024, the Parnassus Value Equity Fund paid to Parnassus Investments the following fees under the Agreement:

Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers
2024	$33,120,729	$1,943,811	$31,176,918	$0
2023	$31,049,570	$2,589,627	$28,459,943	$0
2022	$32,297,742	$2,403,884	$29,893,858	$0

The Parnassus Mid Cap Fund pays the Adviser a fee for services performed at the annual rate of 0.85% of the first $100 million in assets, 0.80% of the next $100 million, 0.75% of the next $300 million and 0.70% of the amount above $500 million. During 2022, 2023 and 2024, the Parnassus Mid Cap Fund paid to Parnassus Investments the following fees under the Agreement:

Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers
2024	$24,083,643	$546,821	$23,536,822	$0
2023	$40,224,639	$981,806	$39,242,833	$0
2022	$49,247,817	$541,315	$48,706,502	$0

The Parnassus Mid Cap Growth Fund pays the Adviser a fee for services performed at the annual rate of 0.70% of the first $100 million in assets, 0.65% of the next $100 million and 0.60% of the amount above $200 million. During 2022, 2023 and 2024, the Parnassus Mid Cap Growth Fund paid to Parnassus Investments the following fees under the Agreement:

Fiscal Year End	Total Fees	Fees Waived	Fees Retained	Reimbursements in Addition to Fee Waivers
2024	$5,259,826	$100,492	$5,159,334	$0
2023	$4,519,663	$133,821	$4,385,842	$0
2022	$4,885,806	$32,972	$4,852,834	$0

The Parnassus International Equity Fund pays the Adviser a fee for services performed at the annual rate of 0.90% of the first $30 million in assets, 0.85% of the next $70 million, 0.75% of the next $400 million, 0.65% of the next $9.5 billion, and 0.60% of the amount above $10 billion. The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI and, accordingly, did not pay any advisory fees in 2024.

The computation of advisory fees is based on the average daily net assets for each class of shares in each Fund independently.

Parnassus Investments has contractually agreed to reimburse the Fund for expenses by reducing its investment advisory fee to the extent necessary to limit total operating expenses of each class of the Funds to an amount not to exceed the following annual rates (as a percentage of net assets):

	Investor Shares	Institutional Shares
Parnassus Core Equity Fund	0.81%	0.61%
Parnassus Growth Equity Fund	0.84%	0.63%
Parnassus Value Equity Fund	0.88%	0.65%
Parnassus Mid Cap Fund	0.95%	0.75%
Parnassus Mid Cap Growth Fund	0.80%	0.68%
Parnassus International Equity Fund	0.95%	0.70%

The contractual figures shown in the table above represent a cap on the total operating expenses. The actual total operating expenses of the Fund may be lower than this cap. The expense limitation agreement will not be terminated prior to May 1, 2026, and may be continued indefinitely by the Adviser on a year-to-year basis.

Other than with regard to the Parnassus International Equity Fund, a discussion regarding the basis for the Board approving the renewal of each of the investment advisory agreements with Parnassus Investments is available in the Funds’ filing on Form N-CSR for the period ended June 30, 2024 and will be available for all of the Funds in the Funds’ filing on Form N-CSR for the period ending June 30, 2025.

In addition to the fee payable to the Adviser, the Funds are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of their Trustees other than those affiliated with the Adviser; (v) legal and audit expenses; (vi) fees and expenses related to the preparation of tax returns for the Funds; (vii) fees and expenses of the Funds’ custodian, transfer agent and accounting services agent; (viii) expenses incident to the issuance of their shares, including issuance on the payment of or reinvestment of dividends; (ix) fees and expenses incident to the registration under federal or state securities laws of the Funds or their shares; (x) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Funds; (xi) all other expenses incidental to holding meetings of the Funds’ shareholders; (xii) security pricing services of third-party vendors; (xiii) the cost of providing the record of proxy votes on the website; (xiv) dues or assessments of or contributions to the Investment Company Institute, the Social Investment Forum or any successor; and (xv) such nonrecurring expenses as may arise, including litigation affecting the Funds and the legal obligations for which the Funds may have to indemnify their Officers and Trustees with respect thereto. In allocating brokerage transactions, the Agreement states that the Adviser may consider research provided by brokerage firms.

Parnassus Investments serves as the fund accounting and fund administration agent for the Fund, pursuant to that certain Amended and Restated Agreement for Fund Accounting and Fund Administration Services. Brown Brothers Harriman has been appointed as sub-administrator under an Administrative Agency Agreement with Parnassus Investments. As the sub-administrator, Brown Brothers Harriman handles all fund accounting services, including calculating the daily net asset values and is paid a fee for these services by Parnassus Investments. As fund accountant and fund administrator, Parnassus Investments received the amounts detailed below. For the year ended December 31, 2022, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus

Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid accounting and administrative fees of $8,299,759, $28, $1,502,888, $2,153,788 and $243,660, respectively. For the year ended December 31, 2023, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid accounting and administrative fees of $8,036,546, $6,243, $1,447,532, $1,761,012 and $225,429 respectively. For the year ended December 31, 2024, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid accounting and administrative fees of $9,228,750, $15,319, $1,551,395, $1,051,035 and $264,484 respectively. The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI and, accordingly, did not pay any fund accounting and fund administration fees in 2024.

PORTFOLIO TRANSACTIONS

In connection with the Adviser’s duties to arrange for the purchase and the sale of securities held in the portfolio of a Fund by placing purchase and sale orders for the Fund, the Adviser shall select such brokers as shall, in the Adviser’s judgment, implement the policy of the Funds to achieve “best execution,” i.e., prompt and efficient execution at the most favorable securities price. The Adviser has partnered with Northern Trust Securities, Inc. as an outsourced trading partner to provide trade order execution with the objective of obtaining the best possible execution for each order. In selecting brokers, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker. The Adviser is also authorized to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Adviser. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities as to the accounts as to which it exercises investment discretion. The Adviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place nor attempt to place specific dollar value on such services nor on the portion of commission rates reflecting such services. The Funds recognize in the Agreement that, on any particular transaction, a higher than usual commission may be paid due to the difficulty of the transaction in question.

The research services discussed above may be provided in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Fund in the valuation of its investments. The research that the Adviser receives for a Fund’s brokerage commissions, whether or not useful to that Fund, may be useful to the Adviser in managing the accounts of the Adviser’s other advisory clients. Similarly, the research received for the commissions of such other accounts may be useful to a Fund. To the extent that electronic or other products provided by brokers are used by the Adviser for non-research purposes, the Adviser will use its best judgment to make a reasonable allocation of the cost of the product attributable to non-research use.

Research services provided through brokerage will be those providing information and analyses that assist the portfolio manager in making investment decisions. Brokerage services are used to facilitate trade execution. Examples of such research services include FactSet investment analytics tools, Bloomberg information and research, MSCI social research, publications containing investment information and recommendations and individual reports written about specific companies. The Funds also utilize a trade order management system to facilitate trade execution.

The Adviser also participates in “commission sharing arrangements” to receive eligible research and brokerage products and services. In commission sharing arrangements, the Adviser may effect transactions, subject to best execution, through a broker and request that the broker allocate a portion of the commission or commission credits to a segregated “research pool(s)” maintained by the broker. The Adviser may then direct such broker to pay for various products and services that are eligible under the safe harbor of Section 28(e). Participating in commission sharing arrangements may enable the Adviser to (1) strengthen its key brokerage relationships; (2) consolidate payments for research and brokerage products and services; and (3) continue to receive a variety of high-quality research and brokerage products and services while facilitating best execution in the trading process.

During 2024, the Parnassus Core Equity Fund, Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid $1,365,693, $273, $223,013, $133,821 and $43,720, respectively, to Cowen Westminster Research in brokerage commissions under a commission sharing arrangement, as described above. The Parnassus International Equity Fund has not commenced operations prior to the date of this SAI.

In the over-the-counter market, securities may trade on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Money-market instruments usually trade on a “net” basis as well. On occasion, certain money-market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price that includes compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

During 2022, 2023 and 2024, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Mid Cap Fund, the Parnassus Value Equity Fund and the Parnassus Mid Cap Growth Fund paid brokerage commissions and made payments in conjunction with brokerage and research services, as stated below. The Parnassus Growth Equity Fund was organized on December 28, 2022. The Parnassus International Equity Fund was not operational prior to April 28, 2025 and has not paid any brokerage commissions or payments in conjunction with brokerage and research services.

Fund Name	Year Paid	Brokerage Commissions	Brokerage and Research Services	Total Transactions
Parnassus Core Equity Fund	2022	$2,304,422	$1,500,922	$23,235,096,319
Parnassus Growth Equity Fund	2022	$968	$968	$10,583,351
Parnassus Value Equity Fund	2022	$658,962	$518,132	$3,113,257,159
Parnassus Mid Cap Fund	2022	$1,548,707	$1,367,893	$7,047,909,837
Parnassus Mid Cap Growth Fund	2022	$220,841	$198,025	$1,003,397,643
Parnassus Core Equity Fund	2023	$2,335,725	$983,808	$16,751,820,190
Parnassus Growth Equity Fund	2023	$2,327	$2,311	$25,942,723
Parnassus Value Equity Fund	2023	$721,582	$475,646	$2,964,318,067
Parnassus Mid Cap Fund	2023	$1,259,095	$1,020,229	$6,114,134,503
Parnassus Mid Cap Growth Fund	2023	$208,168	$166,961	$743,949,433
Parnassus Core Equity Fund	2024	$3,048,947	$1,683,253	$23,752,660,684
Parnassus Growth Equity Fund	2024	$3,332	$3,059	$56,111,455
Parnassus Value Equity Fund	2024	$663,799	$440,786	$3,022,513,573
Parnassus Mid Cap Fund	2024	$957,567	$823,746	$5,775,551,417
Parnassus Mid Cap Growth Fund	2024	$283,333	$194,614	$773,597,260

The Funds did not pay any brokerage commissions to affiliated brokers during the fiscal years ended December 31, 2024, 2023 or 2022.

Parnassus Investments has clients other than the Parnassus Funds that have objectives similar to the Funds. Normally, orders for securities trades are placed separately for each client. However, some recommendations may result in simultaneous buying or selling of securities along with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. Parnassus Investments does not favor one client over another in making recommendations or placing orders, and in some situations, orders for different clients may be aggregated. In cases where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client’s proportionate share of such order reflects the average price paid or received with respect to the total order. Also, should only a partial order be filled, each client would ordinarily receive a pro rata share of the total order.

DISTRIBUTOR AND DISTRIBUTION AGREEMENT

The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Distributor, a wholly owned subsidiary of Foreside Distributors, LLC (“Foreside Distributors”), with principal offices at Three Canal Plaza, Suite 100, Portland, Maine 04101, which acts as the distributor of each Fund in connection with the continuous offering of the Funds’ shares. The Distributor distributes shares of the Funds on a best efforts basis and is not obligated to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor is not affiliated in any way with the Funds or the Adviser.

Under a License Agreement (the “License Agreement”) with Foreside Distributors, Parnassus Investments agrees that the name “Parnassus Funds” may be used by Foreside Distributors and its subsidiary, Parnassus Funds Distributor, LLC, in connection with providing services to the Trust on a royalty-free basis. Parnassus Investments has reserved to itself the right to grant the non-exclusive right to use the name “Parnassus Funds” to any other person. The License Agreement provides that at such time as the License Agreement is no longer in effect, Foreside Distributors and Distributor will cease using the name “Parnassus.”

SHAREHOLDER SERVICING PLAN

Pursuant to a Shareholder Servicing Plan and Agreement (the “Servicing Plan”) with each of the Funds, Parnassus Investments may arrange for third parties to provide certain services, including account maintenance, record keeping and other personal services to their clients who invest in the Funds. These third parties may include broker/dealers, banks, third-party administrators, registered investment advisors or other financial institutions. For these third-party services, each of the Funds may pay service providers an aggregate service fee at a rate not to exceed 0.25% per annum of the applicable Fund’s average daily net assets. However, the Institutional Shares are not subject to any service fees, pursuant to the Servicing Plan. Parnassus Investments may elect to pay service providers and other third parties an additional amount from its own funds to cover additional servicing fees and other arrangements, which may promote the sale of Fund shares (the making of such payments could create a conflict of interest for financial intermediaries receiving such payments). To the extent any of the shareholder services are provided by Parnassus Investments, Parnassus Investments does not receive any additional compensation outside of what it receives for acting as fund accounting and fund administration agent under the Agreement for Fund Accounting and Fund Administration Services. For the year ended December 31, 2022, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid service providers the following amounts: $29,056,486, $99, $6,793,629, $4,943,038 and $618,429, respectively. For the year ended December 31, 2023, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid service providers the following amounts: $23,740,006, $4,545, $6,496,456, $3,602,768, and $584,974, respectively. For the year ended December 31, 2024, the Parnassus Core Equity Fund, the Parnassus Growth Equity Fund, the Parnassus Value Equity Fund, the Parnassus Mid Cap Fund and the Parnassus Mid Cap Growth Fund paid service providers the following amounts: $26,824,728, $23,069, $6,250,470, $2,329,480, and $703,106, respectively. Because the Parnassus International Equity Fund was not operational prior to April 28, 2025, it has not paid service providers pursuant to the Servicing Plan.

ADDITIONAL MARKETING AND SUPPORT PAYMENTS

The Funds may pay fees to financial intermediaries, such as brokers or third-party administrators, for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Fees paid pursuant to such agreements are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (ii) the number of accounts held by Fund shareholders that are serviced by a financial intermediary. Any fees paid pursuant to such agreements may be in addition to, rather than in lieu of, fees the Funds may pay to financial intermediaries.

The Adviser also may pay certain financial intermediaries for certain activities related to the Funds. These payments are separate from any fees the Funds pay to those financial intermediaries. Any payments made by the Adviser are made from its own assets and not from the assets of the Funds. These payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. The Adviser may pay for financial intermediaries to participate in marketing activities and presentations, educational training programs, activities designed to make registered representatives, other professionals, and individual investors more knowledgeable about the Funds, or activities relating to the support of technology platforms and reporting systems.

The Adviser may also make payments to financial intermediaries for certain printing, publishing, and mailing costs associated with the Funds. Additionally, the Adviser may make payments to financial intermediaries that make shares of the Funds available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to a financial intermediary may be significant to that financial intermediary, and amounts that financial intermediaries pay to an investor’s salesperson or other investment professional may also be significant for the investor’s salesperson or other investment professional. Because a financial intermediary may make decisions about which investment options it will recommend or make available to its clients and what services to provide for various products based on payments it receives or is eligible to receive, these payments create conflicts of interest between the financial intermediary and its clients, and these financial incentives may cause the financial intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to an investor’s salesperson or other investment professional if such individual receives similar payments from a financial intermediary.

The assets purchased by shareholders through financial intermediaries to which the Adviser makes payments are not as profitable to the Adviser as those purchased in direct shareholder accounts. A significant majority of shareholders invest in the Funds through such financial intermediaries.

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Parnassus Investments. The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2024. None of the other accounts identified below have advisory fees that are performance based. Some of the portfolio managers may from time to time manage portfolios used in model portfolio arrangements offered by various sponsors. In connection with these model portfolios, such portfolio managers provide investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts.

Number of Other Accounts Managed

and Total Assets by Account Type

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Todd C. Ahlsten	1	3	18
	$2,883,708	$3,716,751,848	$4,052,474,497
Benjamin E. Allen	1	3	18
	$2,883,708	$3,716,751,848	$4,052,474,497
Krishna S. Chintalapalli	1	None	None
	$1,192,105	None	None
Andrew S. Choi	1	4	18
	$2,883,708	$3,722,163,863	$4,052,474,497
Matthew D. Gershuny	0	None	None
	$0	None	None
Lori A. Keith	0	None	None
	$0	None	None
Robert J. Klaber	0	None	None
	$0	None	None
Ken Ryan	0	None	None
	$0	None	None
Ian E. Sexsmith	0	None	None
	$0	None	None
Shivani R. Vohra	0	1	None
	$0	5,412,015	None

The Adviser typically assigns accounts with similar investment strategies to its portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of mutual funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between a mutual fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between mutual funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2024.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Todd C. Ahlsten	Salary	Parnassus Investments	The management committee of Parnassus Investments, which includes Todd C. Ahlsten, determines his salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Todd C. Ahlsten may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Todd C. Ahlsten’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Core Equity Fund and the Parnassus Core Select ETF over multiple years versus the S&P 500 Index.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Benjamin E. Allen	Salary	Parnassus Investments	The management committee of Parnassus Investments, which includes Benjamin E. Allen, determines his salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Benjamin E. Allen may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Benjamin E. Allen’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Core Equity Fund and the Parnassus Core Select ETF over multiple years versus the S&P 500 Index.

Krishna S. Chintalapalli	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Krishna S. Chintalapalli’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Krishna S. Chintalapalli’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Value Equity Fund and the Parnassus Value Select ETF over multiple years versus the Russell 1000® Value Index.

Andrew S. Choi	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Andrew S. Choi’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Andrew S. Choi may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Andrew S. Choi’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Core Equity Fund and the Parnassus Core Select ETF over multiple years versus the S&P 500 Index and the pre-tax performance of the Parnassus Growth Equity Fund over multiple years versus the Russell 1000 Growth Index.

Matthew D. Gershuny	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Matthew D. Gershuny’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Matthew D. Gershuny may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Matthew D. Gershuny’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Mid Cap Fund over multiple years versus the Russell Midcap Index.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Lori A. Keith	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Lori A. Keith’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Lori A. Keith may also earn compensation based on the profitability of Parnassus Investments through her ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Lori A. Keith’s compensation, she may receive a bonus based on the pre-tax performance of the Parnassus Mid Cap Fund over multiple years versus the Russell Midcap Index.

Robert J. Klaber	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Robert J. Klaber’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Robert J. Klaber may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Robert J. Klaber’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Mid Cap Growth Fund over multiple years versus the Russell Midcap Growth Index.

Ken Ryan	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Ken Ryan’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or the value of the assets held in the Funds’ portfolios.

	Performance Bonus	Parnassus Investments	As part of Ken Ryan’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus International Equity Fund over multiple years versus the MSCI EAFE Index.

Ian E. Sexsmith	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Ian E. Sexsmith’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios. Ian E. Sexsmith may also earn compensation based on the profitability of Parnassus Investments through his ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Ian E. Sexsmith’s compensation, he may receive a bonus based on the pre-tax performance of the Parnassus Mid Cap Growth Fund over multiple years versus the Russell Midcap Growth Index, and the pre-tax performance of the Parnassus Mid Cap Fund over multiple years versus the Russell Midcap Index.

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Shivani R. Vohra	Salary	Parnassus Investments	The management committee of Parnassus Investments determines Shivani Vohra’s salary on an annual basis, and it is a fixed amount throughout the year. It is not based on the performance of the Fund or on the value of the assets held in the Fund’s portfolios. Shivani R. Vohra may also earn compensation based on the profitability of Parnassus Investments through her ownership interest in Parnassus Investments.

	Performance Bonus	Parnassus Investments	As part of Shivani Vohra’s compensation, she may receive a bonus based on the pre-tax performance of the Parnassus Growth Equity Fund over multiple years versus the Russell 1000® Growth Index.

The dollar range of shares of the Funds beneficially owned by the Funds’ portfolio managers, as of December 31, 2024 (which is also the valuation date), is set forth below.

Dollar Range of Shares of	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund
Todd C. Ahlsten	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Benjamin E. Allen	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000

Krishna S. Chintalapalli	$50,001-$100,000	$10,001-$50,000	$100,001-$500,000	$10,001-$50,000	$1-$10,000
Andrew S. Choi	$500,001-$1,000,000	Over $1,000,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Matthew D. Gershuny	$50,001-$100,000	None	$100,001-$500,000	Over $1,000,000	$50,001-$100,000
Lori A. Keith	$50,001-$100,000	None	$50,001-$100,000	Over $1,000,000	$50,001-$100,000
Robert J. Klaber	$100,001-$500,000	$1-$10,000	$50,001-$100,000	$10,001-$50,000	Over $1,000,000
Ken Ryan	$10,001-$50,000	None	None	None	None

Ian E. Sexsmith	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$100,001-$500,000	Over $1,000,000
Shivani Vohra	$100,001-$500,000	Over $1,000,000	None	None	None

As of the date of this SAI, no portfolio manager owns shares of the Parnassus International Equity Fund.

NET ASSET VALUE

The net asset values of the Funds’ shares are computed once each day as of the close of trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading and on any other day that there is a sufficient degree of trading in investments held by the Funds to affect their net asset values. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning or due to natural disasters or other extraordinary events or emergencies. In the event the NYSE closes early on a particular day, the net asset value of a Fund will normally be determined as of the close of the NYSE on such day.

Equity and fixed income securities for which market quotations are not readily available are priced at their fair value. The Adviser has been designated by the Funds’ Board as “valuation designee” under Rule 2a-5 of the 1940 Act. As such, the Adviser is responsible for making fair value determinations of the Funds’ investments in good faith and in accordance with fair value policies and procedures adopted by the Adviser under Rule 2a-5, subject to the general oversight of the Board. Types of securities that the Funds may hold for which fair-value pricing might be required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; and (c) securities whose trading has been halted or suspended. The fair value of a security is the amount the Funds might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and the Funds may not be able to sell a security at the fair value determined, as valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.

Short-term securities are generally money-market instruments and are valued at amortized cost, which approximates market value. A market-value adjustment is applied to certain short-term securities to reflect penalties for early withdrawal. Equity securities that are listed or traded on a national securities exchange are stated at market value based on recorded closing sales on the exchange or on the Nasdaq’s National Market System official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices (unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case the security will be “fair valued” as described above). Long-term, fixed income securities are valued each business day using prices based on procedures established by independent pricing services and approved by the Trustees. Fixed income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed income securities experiencing a less active market are valued by the pricing services based on methods that include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.

REDEMPTION OF SHARES

The Funds expect to use a variety of resources to honor requests to redeem shares of the Funds, including available cash; short-term investments; interest, dividend income and other monies earned on portfolio investments; the proceeds from the sale or maturity of portfolio holdings; and various other techniques.

Subject to the Funds’ compliance with applicable regulations and their policies and procedures, each Fund has reserved the right to pay the redemption prices of shares redeemed, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund’s portfolio. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares redeemed. If a Fund makes an in-kind distribution, the Fund may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities; provided that the Fund will not distribute depository receipts representing foreign securities. It is not expected that a Fund would make in-kind distributions except in unusual circumstances.

If a holder of Fund shares receives a distribution in-kind, the holder of Fund shares would incur brokerage charges when subsequently converting the securities to cash. For federal income tax purposes, redemption in-kind are taxed in the same manner as redemptions made in cash. In addition, sales of securities received in kind may generate taxable gains.

A shareholder’s right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the NYSE is restricted pursuant to rules and regulations of the SEC, (b) the SEC has by order permitted such suspension, or (c) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

ABANDONED PROPERTY

It is the responsibility of a shareholder to ensure that the shareholder maintains a correct address for the shareholder’s account(s), as a shareholder’s account(s) may be transferred to the shareholder’s state of residence if no activity occurs within the shareholder’s account during the “inactivity period” specified in the applicable state’s abandoned property laws. Specifically, an incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Upon receiving returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account has legally been abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS

IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH AND RELY SOLELY UPON ITS TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THAT INVESTOR OF SUCH AN INVESTMENT BASED ON THAT INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THE FOLLOWING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL

INCOME TAX CONSIDERATIONS RELEVANT TO SHAREHOLDERS GENERALLY AND IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE TO ANY PROSPECTIVE SHAREHOLDER.

The following information supplements and should be read in conjunction with the section in each prospectus entitled “Distributions and Taxes.” Each prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder who does not hold Fund shares as a capital asset; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.

The Trusts have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund elects and qualifies for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code (a partnership (a) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (b) that derives less than 90% of its income from the qualifying income described above). Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the RIC (except that 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income).

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities that, in respect of any one issuer (other than those described in clause (A)) do not exceed 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in, including through corporations in which the Fund owns a 20% or more voting stock, in the securities (other than those described in clause (i)(A)), of any one issuer, or any two or more issuers the Fund controls and that are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. For purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. Moreover, for purposes of the diversification requirement described above, identification of the issuer (or issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, such identification may be uncertain under current law, and future IRS guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code, but determined without regard to the deduction for dividends paid), which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

Moreover, a Fund may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If any of the Funds fail to satisfy any of the qualifying income, diversification or distribution requirements described above in any taxable year, the Fund may be eligible in some cases for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, the Fund will be taxed in the same manner as an ordinary corporation, described below.

If, for any taxable year, a Fund fails to qualify as a RIC and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as ordinary dividend income. Such distributions may be eligible to be treated as qualified dividend income with respect to shareholders who are individuals and may be eligible for the dividends received deduction (the “DRD”) in the case of shareholders taxed as corporations, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Funds’ shares. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of five years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by a Fund, and thus a Fund’s use of these methods may be subject to IRS scrutiny.

Capital Loss Carry-Forwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. A Fund must apply such carryforwards first against gains of the same character. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, a Fund does not expect to distribute any such offsetting capital gain. A Fund cannot carry back or carry forward any net operating losses. A Fund’s available capital loss carry-forwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) generally computed for the 12-month period ending on October 31 of that year (or later if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).

Taxation of Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and generally as long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

A Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of the value of the total assets of a Fund consists of securities issued by foreign issuers, the Fund may be eligible to elect to pass through to shareholders its proportionate share of any foreign taxes paid by the Fund, in which event shareholders will include in income, and (subject to certain limitations imposed by the Code) will be entitled to take foreign tax credits or deductions for, such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so.

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

A Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, and these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.. Distributions by a Fund to its shareholders that a Fund properly reports as “section 199A dividends” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Currently, eligible non-corporate shareholders can claim the deduction for tax years beginning after December 31, 2017, and ending on or before December 31, 2025. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in w written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly. As a result, if the Funds invest in such interests, it may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as individual retirement accounts and certain other tax-exempt entities, thereby potentially requiring such an entity, that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. A Fund may or may not make such an election.

A Fund may invest in entities treated as “passive foreign investment companies” (“PFICs”). PFICs are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings to the market as though it had sold (and, solely for the purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather; the underlying funds directly investing in the PFICs would decide whether to make such elections. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that the Funds will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by a Fund attributable to income and gains derived from PFICs will not be eligible to be treated as qualified dividend income.

If a Fund owns 10% or more of either the voting power or value of the stock of a “controlled foreign corporation” (a “CFC”), such corporation will not be treated as a PFIC with respect to the Fund. In general, a Fund may be required to recognize dividends from a CFC before actually receiving any income. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low-taxed income. As a result of the foregoing, a Fund may be required to recognize income sooner than it otherwise would.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although a Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. A Fund may, from time to time, make distributions in excess of its earnings and profits. A Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated the gains, rather than by how long a shareholder has owned his or her shares in a Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions properly reported in writing by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year) includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The IRS and U.S. Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. A Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.

In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met at both the shareholder and Fund level. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of a Fund’s distributions that are attributable to qualified dividend income and reported in writing as such in a timely manner will be so treated in the hands of individual shareholders.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends received deduction generally available to corporations only to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by a Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders. Moreover, the DRD may otherwise be disallowed or reduced (1) if the shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

In addition, noncorporate Fund shareholders generally will be subject to an additional 3.8% tax on their “net investment income,” to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things taxable distributions received from a Fund and taxable gains on the disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. A Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.

As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to shareholders early in the succeeding year.

Disposition of Fund Shares

If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be generally long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives capital gain dividends with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividends received.

Upon the redemption or exchange of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide the investor and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged.

FATCA

Code Sections 1471 through 1474 and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA,”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. U.S. federal income tax withholding at a 30% rate will be imposed on dividends in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld. The IRS and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends a Fund pays. If a payment by a Fund is subject to withholding under FATCA, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described below (e.g., short-term capital gain dividends and interest-related dividends). Shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in a Fund.

Backup Withholding

A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), a portion of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is timely furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Tax Advantaged Arrangements

Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations

Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single taxable year or $4 million or more in any combination of taxable years, or if a corporate shareholder recognizes a loss of $10 million or more in any single taxable year or $20 million in any combination of taxable years, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting

In general, each Fund must report “cost basis” information to its shareholders and the IRS for redemptions of “covered shares.” Fund shares purchased on or after January 1, 2012 are generally treated as covered shares. Fund shareholders should consult their tax advisors to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.

The foregoing summary should not be considered to describe fully the income and other tax consequences of an investment in a Fund. No attempt has been made to present a complete explanation of the U.S. federal tax treatment of the Fund or the implications to shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Fund investors are strongly urged to consult with their tax advisors, with specific reference to their own situations, including with respect to the potential federal, state, local, and where applicable, foreign tax consequences of an investment in a Fund.

GENERAL

The Parnassus Funds trust is an open-end management investment company that was organized as a Massachusetts business trust on April 4, 1984. The Parnassus Funds II (formerly, Parnassus Income Funds) trust is an open-end management investment company that was organized as a Massachusetts business trust on August 8, 1990.

Each Declaration of Trust permits the applicable Trust to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares to a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Each share represents an interest in a Fund proportionately equal to the interest of another individual share. Certificates representing shares will not be issued. Instead, each shareholder will receive a quarterly statement, as well as an additional statement each time there is a transaction in the account. These statements will be evidence of ownership. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets available for distribution to shareholders. If they deem it advisable and in the best interests of shareholders, the Board may create additional series of shares or classes thereof that may have separate assets and liabilities, and which may differ from each other as to dividends and other features. Shares of each series or class thereof would be entitled to vote separately as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Trust operating expenses will be allocated fairly among the Funds, generally on the basis of their relative net asset value.

The Declarations of Trust provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declarations of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Shareholders of the Funds of each Trust are entitled to one vote for each full share held (and fractional votes for fractional shares), and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Both Declarations of Trust and Restated By-Laws provide that the Funds’ shareholders have the right to remove a Trustee, with or without cause, upon the affirmative vote of the holders of a majority of its outstanding shares represented at a meeting with respect thereto (assuming a quorum is present, which is one-third of the outstanding shares). The Funds are required to call a meeting of shareholders to vote on the removal of a Trustee (as well as on any other proper matter) upon the written request of shareholders holding not less than one-third of its outstanding shares and entitled to vote at such meeting. In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants and at their own expense, mail the applicants’ communication to all other shareholders. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and nonassessable. No amendment that would have a material adverse impact upon the rights of the shareholders may be made to a Declaration of Trust without the affirmative vote of the holders of more than 50% of the applicable Trust’s outstanding shares.

Each Fund offers two classes of shares, Investor Shares and Institutional Shares, which differ only in their ongoing fees and investment eligibility requirements.

The Investor Shares and Institutional Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects, except that (i) Investor Shares bear annual service fees pursuant to the Servicing Plan, while Institutional Shares are not subject to such fees; (ii) Institutional Shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund or the Adviser; and (iii) that the Board may elect to have certain expenses specific to the Investor Shares or Institutional Shares be borne solely by the class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Shares or Institutional Shares shall be allocated to each such class on the basis of the net asset value of that class in relation to the net asset value of the applicable Fund.

The Declarations of Trust each contain an express disclaimer of shareholder liability for Trust acts or obligations, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trusts or their Trustees. The Declarations of Trust provide for indemnification and reimbursement of expenses out of a Trust’s property for any shareholder held personally liable for its obligations. The Declarations of Trust also provide that each Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trusts and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a trust such as the Trusts to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trusts would be unable to meet their obligations.

PricewaterhouseCoopers LLP, with principal offices at 405 Howard Street, Suite 600, San Francisco, California 94105, has been selected to serve as the Funds’ independent registered public accounting firm. The independent auditor of the Funds audits the annual financial statements for each Fund.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, is sub-administrator, fund accounting agent and the custodian of the Funds’ assets. Shareholder inquiries should be directed to the Funds. As such, Brown Brothers Harriman & Co. calculates the daily NAV and also holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trusts. Brown Brothers Harriman & Co. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders.

Brown Brothers Harriman & Co. is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Trustees have delegated to Brown Brothers Harriman & Co. certain responsibilities for such assets, as permitted by Rule 17f-5. Brown Brothers Harriman & Co. and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Funds.

Parnassus Investments, 1 Market Street, Suite 1600, San Francisco, California 94105, is the Funds’ administrator.

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the Funds’ transfer agent, pursuant to that certain Master Services Agreement, for which Ultimus receives a fixed annual fee and per-account fees for its services as transfer agent. Ultimus has its principal place of business at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Prior to April 26, 2021, Parnassus Investments served as transfer agent.

The Adviser has entered into an Administrative Agency Agreement with Brown Brothers Harriman & Co. to provide certain fund accounting services, including transaction processing and review, custodial reconciliation, securities pricing, and investment accounting. The Adviser pays Brown Brothers Harriman & Co. a monthly fee as compensation for these services that is based on the total net assets of accounts in the Parnassus Funds. While the Adviser continues to serve as the administrator of the Parnassus Funds, Brown Brothers Harriman & Co. provides sub-administrative services that were previously undertaken by the Adviser. The Adviser supervises and monitors the fund accounting services provided by Brown Brothers Harriman & Co. Their services are also subject to the supervision of the officers and Board of the Trusts.

Parnassus Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor in connection with the continuous offering of the Funds’ shares. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best-efforts basis and are not obligated to sell any specific amount of shares.

FINANCIAL STATEMENTS

The Funds’ audited financial statements, the notes thereto, and the report of PricewaterhouseCoopers LLP, for the fiscal year ended December 31, 2024 are incorporated in this SAI by reference to the Funds’ Audited Financial Statements dated December 31, 2024, as filed with the SEC on February 14, 2025 on Form N-CSR, as amended on March 7, 2025. A copy of the Funds’ audited financial statements for the year ended December 31, 2024, as well as the Funds’ annual and semi-annual reports, may be obtained free of charge by writing or calling the Funds, or by visiting the Funds’ website (www.parnassus.com).

ANNEX A

PARNASSUS INVESTMENTS, LLC PROXY VOTING POLICIES AND PROCEDURES

I.	Overview

Parnassus Investments, LLC (“Parnassus”) manages the portfolios of the series of the Parnassus Funds trust and the Parnassus Funds II trust (collectively, the “Funds”) and may serve as a sub-adviser to other investment companies and may also manage portfolios for separate account clients.

These Proxy Voting Policies and Procedures apply to the voting of equity securities as well as the voting and/or consent rights of fixed income securities, including but not limited to plans of reorganization and waivers and consents under applicable indentures. These Proxy Voting Policies and Procedures do not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemptions, and Dutch auctions. These Proxy Voting Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of the Funds.

II.	Procedures

Parnassus maintains a Proxy Committee, comprised of senior members of the investment team, and other company functions, that oversees and maintains the Proxy Voting Policies and Procedures and reviews our vote history at least annually. Occasionally, this review process results in updates to our Policies and Procedures.

Parnassus’ voting history is public on our website, www.parnassus.com. We generally will not disclose our voting intentions prior to meetings. See section VIII, “Disclosure to Clients,” below for additional information regarding how we may disclose our votes.

Parnassus retains Institutional Shareholder Services (“ISS”), a firm with expertise in global proxy voting and corporate governance, to assist in the proxy voting process. ISS acts as our voting agent (processing the proxies), advises us on current and emerging proxy voting and governance items and trends, and interprets and applies our Policies to individual proxy items, subject to our review and oversight. We may also utilize Glass Lewis research or other sources to inform our proxy voting decisions. Parnassus takes into account sustainability factors as part of and alongside financial metrics in making investment decisions and voting proxies.

III.	Proxy Voting Outside the United States

For non-U.S. equity securities, governance standards and market practices may differ considerably. For this reason, Parnassus applies context-specific proxy voting standards in each market. We leverage third-party expertise and recommendations, including ISS’ international Socially Responsible Investing (SRI) proxy voting guidelines, ISS’ country-specific guidelines, and Glass Lewis’ proxy research when making voting decisions.

Parnassus’s commitment to serve the best interests of the Funds and other clients in accordance with firm’s Principles guide proxy vote decisions globally.

IV.	Proxy Voting Policies

The following policies indicate our general positions on U.S. proxy ballot issues and how we vote shares held by the Funds and other clients. We do not delegate our proxy voting authority or rely solely on third-party recommendations to vote our shares. We will consider the views of portfolio companies’ management and will vote in a manner that we believe is in the best interest of clients and shareholders of the Funds, consistent with the firm’s Principles. These policies cannot address all potential voting issues but describe our views on most topics that arise in proxy voting. There may be unique circumstances that cause us to deviate from our policy from time to time, at our discretion, to vote prudently in the best interests of the Funds and our clients.

Management Proposals

Parnassus believes that companies are best managed by leadership that is aligned with the interests of shareholders, which may include alignment with other key stakeholders such as customers, employees, or impacted communities. Indicators of strong governance structures include boards and management teams with diversified backgrounds, tenures, personal characteristics, skill sets, and experience; strong protection of shareholder rights; and alignment of management compensation with company performance, the interests of long-term shareholders, and factors that could have a material impact on the company’s ability to sustain its success over the long term.

Board and Director Elections

Parnassus believes that a company’s board should be independent of management, elected annually, represent diverse skills, experiences, and backgrounds that are relevant to the long-term strategy of the company, mixed-tenured, and act in a way that is aligned with the interests of shareholders.

We will generally vote against or withhold votes from:

•	Non-independent members of key committees, including the audit, governance, and compensation committees;

•

Incumbent members of the nominating or governance committee if the board does not have an independent chair or independent lead director; if the board maintains features misaligned with shareholder interests, such as a classified board structure, supermajority voting requirements, and multiple share classes, without reasonable sunset provisions or explanation; or is insufficiently diversified, such as with respect to backgrounds, tenures, personal characteristics, skill sets or experience. We will consider market norms and company context when applying these governance expectations in pursuit of long-term value for our shareholders.

•	Directors who have attended fewer than 75% of board meetings;

•

Directors who serve on more than four corporate boards or executive officers of public companies who serve on more than one public company board besides their own. We will not vote against executives on their own boards for this reason alone;

•	Chief Financial Officers serving on their own boards at U.S.-based companies;

•	Certain non-independent or inside directors if less than two-thirds of the board is independent;

•	Incumbent members of the compensation committee if the board fails to respond adequately to an executive compensation plan that received support from less than 70% of votes cast in the previous year.

Circumstances in which we will vote case-by-case on directors individually, by committee, or across the entire board include:

•	Boards with a lack of reasonable refreshment efforts and succession planning;

•	Executive compensation plans that receive recurring low votes, are excessive or misaligned with company performance, or have problematic features;

•	Failure to replace the CEO as appropriate;

•	Material failures in fiduciary responsibility, risk management, or governance, including failure to manage and address salient sustainability risks;

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about their ability to effectively oversee management and serve the best interests of shareholders at any company; and

•	Failure to act on a shareholder proposal that received the support of a majority of the votes cast in the previous year.

Board Structure

•	We will vote for proposals to repeal classified boards and to elect all directors annually. Similarly, we will vote against proposals to classify the board.

Contested Elections

In any case, when a director election has more nominees than available board seats, we will determine our votes on a case-by-case basis, taking into consideration the performance of the company, cases presented by management and dissident nominees, the overall composition and performance of the board, and alignment with Parnassus’ Principles and the long-term interests of shareholders in our Funds.

Compensation

Parnassus believes robust compensation policies are critical to attracting, retaining, and engaging high-performing executives and encouraging sound decision-making and risk management. Effective compensation plans are transparently communicated, include clearly defined, rigorous quantitative financial and operational performance targets, and align management’s interests with those of long-term shareholders.

Generally,

•	We will vote for compensation packages that demonstrate pay-for-performance alignment.

•	We will vote for annual advisory votes on executive compensation (“say-when-on-pay”).

•	We will vote against compensation packages that are excessive relative to the company’s peer set or are otherwise misaligned with company performance and/or long-term shareholder interests.

•

We will vote against compensation packages with problematic pay features which may include: majority cash, majority time-based rather than performance-linked awards, insufficient performance periods for long-term equity awards, use of similar metrics for short- and long-term incentive plans, use of adjusted metrics without sufficient justification, internal pay disparity, excessive perquisites or severance provisions, excise tax gross-ups, inappropriate and/or excessive discretionary one-time awards, and lack of rigorous risk mitigation features.

•	We will otherwise vote on executive compensation on a case-by-case basis.

Severance Packages

•	We will vote on a case-by-case basis on proposals to ratify or cancel severance packages, also known as golden parachutes. An acceptable parachute should at least:

•	Have a triggering mechanism that is beyond the control of management;

•	Not exceed 2.99 times the base amount, defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs; and

•

Have change-in-control payments that are double-triggered, i.e., occurring only after (1) a change in control has taken place, and (2) the termination of the executive as a result of the change in control has taken place.

Stock Options

•	We will generally vote for the use of performance-based stock options, which align executive compensation with company performance.

•	We will generally vote against the repricing of out-of-the-money stock options and stock options with exercise prices set below the stock’s market price on the day of the grant.

•	We will otherwise vote on stock option plans on a case-by-case basis, considering voting and earnings dilution.

Employee Stock Ownership Plans

•	We will generally vote for employee stock ownership plans, so long as they are broad-based, do not cause excessive dilution, and are not unduly weighted toward executive management.

Shareholder Rights

Dual or Multiple Classes of Stock

•	We will generally vote against proposals that seek to create dual or multiple classes of stock with uneven voting rights.

•

We will generally vote against proposals at companies with more than one class of common stock that seek to increase the number of authorized shares of the class of common stock that has superior voting rights.

•

For newly public companies, we will generally vote against incumbent members of the board if, prior to or in connection with the company’s public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset.

Equal Access to Proxies

•	We will generally vote for proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than 3% of the voting power;

•	Ownership duration: maximum requirement not longer than 3 years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and

•	Cap: cap on nominees of generally the greater of two directors or 25% of the board.

•	We will generally vote against proxy access proposals that are more restrictive than these guidelines.

Written Consent and Special Meetings

•	We will generally vote for proposals to allow shareholders with a minimum ownership threshold of 10% the ability to act by written consent.

•	We will generally vote for proposals to allow shareholders with a minimum ownership threshold of 10% the ability to call special meetings.

•	We will consider written consent and special meeting proposals with thresholds other than 10% on a case-by-case basis.

Virtual Shareholder Meetings

•

We will generally vote for proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings and are offered with the goal of broadening shareholder participation rather than restricting it.

Cumulative Voting

•	We will generally vote for proposals for cumulative voting at controlled companies.

•

We will generally vote against proposals to eliminate cumulative voting unless the company has proxy access, has adopted a majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and has adopted a director resignation policy to address failed elections.

Independent Accountants

•	We will generally vote against ratification of the company’s auditor when non-audit fees represent more than 25% of total fees.

•	We will otherwise generally vote for the ratification of the company’s auditor unless we have reason to believe that the independence of the auditor may be compromised.

Changes in Capital Structure

Common Stock Authorization

•	We will generally vote for the authorization of additional common stock necessary to facilitate a stock split.

•	We will consider all other proposals for the authorization of additional common stock on a case-by-case basis, considering company-specific factors including past performance and the current request.

Reverse Stock Split

•	We will generally vote for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Share Repurchase Programs

•

We will generally vote for proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, and in the absence of company-specific concerns such as greenmail, the use of buybacks to manipulate incentive compensation metrics, or threats to the company’s long-term viability.

Preferred Stock Authorization

•	We will generally vote against proposals seeking to create blank check preferred stock to be used as a takeover defense or those that carry superior voting rights.

•

We will generally vote against proposals at companies with more than one class or series of preferred stock that seek to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

•	We will otherwise consider the issuance of preferred stock on a case-by-case basis, taking into account company-specific factors that include past board performance and the current request.

Preemptive Rights

•

We will consider on a case-by-case basis proposals to create or abolish preemptive rights which allow shareholders to participate proportionately in any new issues of stock of the same class. In doing so, we will consider the size of a company, characteristics of its shareholder base, and liquidity of the stock.

Reincorporation

•

We will vote on a case-by-case basis on proposals to allow U.S.-based corporations to reincorporate overseas, taking into account the economic benefits of and business reasons for reincorporation, as well as any tax and ethics-related considerations.

Mergers, Acquisitions and Other Corporate Restructurings

•

We will consider mergers and acquisitions on a case-by-case basis. In doing so, we will evaluate the terms of each proposal, the potential long-term value of the investment, and the financial, strategic, and operational benefits.

•	We will consider other corporate restructuring proposals, such as leveraged buyouts, spin-offs, liquidations, and asset sales, on a case-by-case basis.

Anti-Takeover Provisions

•

We will generally vote against poison pills and authorization to issue stock to avoid a takeover, taking into account the rationale for adopting the pill, the company’s existing governance structure, and extraordinary circumstances.

•	We will generally vote against supermajority provisions, which generally require at least a two-thirds affirmative vote for passage of issues.

Shareholder Proposals

We generally support reasonable proposals that promote long-term shareholder value through strong governance, sustainable business practices, and improved disclosures. This may include items that seek enhanced governance structures, executive compensation alignment with long-term performance, and robust risk management practices. Additionally, we may support reasonably drafted proposals that support and promote long-term shareholder value by improving performance or disclosure on environmental and human capital management practices, setting science-based emission reduction targets that are consistent with applicable laws, protecting human and labor rights, and aligning company political activities with their publicly stated goals. We will oppose proposals that we do not believe will align with these goals.

V.	Conflicts of Interest

There may be instances where our interests conflict, or appear to conflict, with client interests. For example, we may manage a pension plan for a company whose management is soliciting proxies. There may be a concern that we would vote in favor of management because of our relationship with the company. Or, for example, we (or our senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship.

Our duty is to vote proxies in the best interests of our clients and Fund shareholders. Therefore, in situations where there is a conflict of interest, we will take one of the following steps to resolve the conflict:

•	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on our part;

•	Refer the proxy to the client or to a fiduciary of the client for voting purposes;

•	Suggest that the client engage another party to determine how the proxy should be voted; or

•	Disclose the conflict to the client or, with respect to a Fund, the Funds’ Independent Trustees and obtain the client’s or Trustees’ direction to vote the proxies.

VI.	Voting of Foreign Shares

Voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include:

•	Untimely or inadequate notice of shareholder meetings;

•	Restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes;

•	In person voting requirements;

•	Restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”);

•	Granting local agents powers of attorney to facilitate voting instructions; and

•	Proxy materials or ballots not being readily available or ballots not being available in English.

The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, Parnassus may limit its voting of foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value. We make our best efforts to vote proxies of foreign securities in accordance with our policies and procedures; however, in certain circumstances, it may be impractical or impossible to do so. Our service provider ISS assists us in this process.

VII.	Securities Lending

From time to time, certain Funds may participate in a securities lending program. In the event the Funds or its agent receives timely notice of a shareholder meeting for a U.S. security, the Funds and its agent will attempt to recall any securities on loan before the meeting’s record date so that the Funds will be entitled to vote these shares. However, there may be instances in which the Funds are unable to timely recall securities on loan for a U.S. security, in which cases the Adviser will not be able to vote these shares. The Funds will report to their boards of trustees those instances in which the Funds are not able to timely recall the loaned securities. The Funds generally do not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow the Funds to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If the Adviser receives timely notice of what it determines to be an unusual, significant vote for a non-U.S. security where shares held by the Funds are on loan, and determines that voting is in the best long-term economic interest of shareholders, then the Funds will attempt to timely recall the loaned shares.

VIII.	Annual Review by Compliance

We conduct required annual compliance testing, during which our Proxy Voting Policies and Procedures are tested. This process entails a review of the Policy and testing by the Compliance Department to assess whether the Policies were followed during the year. The testing results are reviewed by the Chief Compliance Officer (CCO). Policies will be amended periodically to ensure they accurately reflect the procedures of Parnassus.

IX.	Record Keeping

We will maintain the following records with respect to proxy voting:

•	A copy of our proxy voting policies and procedures;

•	A copy of all proxy statements received (Parnassus may rely on a third party or the SEC’s EDGAR system to satisfy this requirement);

•	A record of each vote cast on behalf of a client (Parnassus may rely on a third party to satisfy this requirement);

•	A copy of any document prepared by Parnassus that was material to making a voting decision or that memorializes the basis for that decision; and

•

A copy of each written client request for information on how we voted proxies on the client’s behalf and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client.

These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Investment Advisers Act of 1940.

X.	Disclosure to Clients

We publicly disclose how the Funds’ securities were voted at shareholder meetings on our website, www.parnassus.com, and via an annual filing with the SEC. We generally do not disclose to clients how we intend to vote at shareholder meetings beyond the provisions of our proxy voting guidelines or required disclosure in regulatory filings.

XI.	Disclosure of Proxy Voting Intentions to Issuers

Our investment professionals may disclose to an issuer how we intend to vote with regard to any matter to be presented at such issuer’s annual or special shareholders meetings. With regard to a third party other than the issuer, our investment professionals may disclose how we intend to vote with regard to any matter to be presented at an annual or special shareholders meeting; provided that if the voting intention involves a shareholder’s proposal, whether under Rule 14a-8 of the Securities Exchange Act of 1934, as amended, or under the issuer’s charter documents (a “Shareholder Proposal”), or a contested meeting, then our investment professionals will notify our CCO of the disclosure they made, unless our voting intention is made clear through these Policies and Procedures.

Our investment professionals will ensure that we do not act in concert with a third party with regard to a Shareholder Proposal, a contested meeting, or other proxy matter unless otherwise approved by the CCO. If our investment professionals want to take a public stance with regard to a proxy, the investment professionals must consult with our CCO before making or issuing a public statement.

PART C

OTHER INFORMATION

Item 28.	Exhibits.

(a)(1)	Amended and Restated Declaration of Trust, filed on March 3, 2015 as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement and incorporated herein by reference thereto.

(2)	Written Instrument Designating and Establishing New Series, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(3)	Written Instrument Designating and Establishing New Series – filed herewith.

(4)	Certification of Series and Classes, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(5)	Certification of Series and Classes – filed herewith.

(b)	Amended and Restated By-laws, filed on May 1, 2014 as an exhibit to Post-Effective Amendment No. 39 to the Registration Statement and incorporated herein by reference thereto.

(c)	See relevant portions of Amended and Restated Declaration of Trust and Amended and Restated By-laws.

(d)(1)	Amended and Restated Investment Advisory Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(2)	Amended and Restated Investment Advisory Agreement – filed herewith.

(3)	Amended and Restated Expense Cap Agreement, filed on April 29, 2024 as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement and incorporated herein by reference thereto.

(4)	Amended and Restated Expense Cap Agreement – filed herewith.

(e)(1)	Distribution Agreement, filed on April 30, 2019 as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement and incorporated herein by reference thereto.

(2)	First Amendment to Distribution Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(3)	Second Amendment to Distribution Agreement – filed herewith.

(f)	None.

(g)(1)	Custodian Agreement, filed on March 1, 2010 as an exhibit to Post-Effective Amendment No. 30 to the Registration Statement and incorporated herein by reference thereto.

(2)	Amendment to Custodian Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(3)	Amendment to Custodian Agreement – filed herewith.

(h)(1)	Amended and Restated Shareholder Servicing Plan and Agreement and Novation Agreement, filed on April 29, 2022 as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement and incorporated herein by reference thereto.

(2)	Amendment No. 1 to Amended and Restated Shareholder Servicing Plan and Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(3)	Amendment No. 2 to Amended and Restated Shareholder Servicing Plan and Agreement – filed herewith.

(4)	Power of Attorney, filed on May 18, 2018 as an exhibit to Post-Effective Amendment No. 50 to the Registration Statement and incorporated herein by reference thereto.

(5)	Power of Attorney, filed April 29, 2022 as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement and incorporated herein by reference thereto.

(6)	Administrative Agency Agreement, filed on April 29, 2020 as an exhibit to Post-Effective Amendment No. 53 to the Registration Statement and incorporated herein by reference thereto.

(7)	Amendment to Administrative Agency Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(8)	Amendment to Administrative Agency Agreement, filed on April 29, 2024 as an exhibit to Post-Effective Amendment No. 60 and incorporated herein by reference thereto.

(9)	Amendment to Administrative Agency Agreement – filed herewith.

(10)	Amended and Restated Agreement for Fund Accounting and Fund Administration Services and Novation Agreement, filed April 29, 2022 as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement and incorporated herein by reference thereto.

1

(11)	Amendment No. 1 to Amended and Restated Agreement for Fund Accounting and Fund Administration Services, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(12)	Amendment No. 2 to Amended and Restated Agreement for Fund Accounting and Fund Administration Services – filed herewith.

(13)	Master Services Agreement, filed on April 30, 2021 as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement and incorporated herein by reference thereto.

(14)	Amendment No. 1 to Master Services Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(15)	Amendment No. 2 to Master Services Agreement, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(16)	Amendment No. 3 to Master Services Agreement – filed herewith.

(17)	Power of Attorney, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(i)	Opinion of Ropes & Gray LLP – filed herewith.

(j)	Consent of PricewaterhouseCoopers LLP – filed herewith.

(k)	None.

(l)	None.

(m)	None.

(n)(1)	Third Amended and Restated Rule 18f-3 Multi-Class Plan, filed on December 28, 2022 as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement and incorporated herein by reference thereto.

(2)	Fourth Amended and Restated Rule 18f-3 Multi-Class Plan – filed herewith.

(o)	Reserved

(p)(1)	Code of Ethics of Registrant, Parnassus Funds II, and Parnassus Investments – filed herewith.

(2)	Code of Ethics of Parnassus Funds Distributor, LLC—Not Applicable Per Rule 17j-1(c)(3).

Item 29.	Persons Controlled by or under Common Control with Registrant.

The Registrant is not controlled by or under common control with any other person, except to the extent the Registrant may be deemed to be under common control with Parnassus Funds II (formerly, Parnassus Income Funds) by virtue of having the same individuals as trustees.

Item 30	Indemnification.

Under the provisions of the Registrant’s Amended and Restated Declaration of Trust, the Registrant will indemnify its present or former trustees, officers, employees and certain other agents against liability incurred in such capacity except that no such person may be indemnified if there has been an adjudication of liability against that person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

2

Item 31.	Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, Parnassus Investments, LLC (“Parnassus Investments”), a Delaware limited liability company, is the investment adviser to the Registrant. The list required by this Item 31 of officers and trustees of Parnassus Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Parnassus Investments and such officers and trustees during the past two years, is incorporated by reference to Parnassus Investment’s Form ADV (SEC File No. 801-122618) filed by Parnassus Investments pursuant to the Investment Advisers Act of 1940, as amended.

Item 32.	Principal Underwriters.

(a)

Parnassus Funds Distributor, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”): (1) the series of Parnassus Funds and (2) the series of Parnassus Funds II.

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Katie Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Jennifer A. Brunner	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not Applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained (a) at the offices of Registrant’s sub-administrator, fund accounting agent and custodian, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110; (b) at the offices of Registrant’s principal underwriter, Parnassus Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101; or (c) at the offices of Registrant’s administrator and investment adviser, Parnassus Investments, LLC, 1 Market Street, Suite 1600, San Francisco, CA 94105.

3

Item 34.	Management Services.

None.

Item 35.	Undertakings.

Not applicable.

4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A (the “Registration Statement”) under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 28th day of April, 2025.

PARNASSUS FUNDS
(Registrant)

By:	/s/ Benjamin E. Allen
Benjamin E. Allen, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Benjamin E. Allen Benjamin E. Allen	Principal Executive Officer and Trustee	April 28, 2025

/s/ Marc C. Mahon Marc C. Mahon	Principal Financial and Accounting Officer	April 28, 2025

Alecia A. DeCoudreaux+	Trustee	*

Rajesh Atluru+	Trustee	*

Eric P. Rakowski+	Trustee	*

Roy Swan, Jr.+	Trustee	*

Kay Yun+	Trustee	*

Amy K. Johnson+	Trustee	*

+By:	/s/ Benjamin E. Allen
Benjamin E. Allen
Attorney-in-Fact*

*	Signature is affixed as of April 28, 2025. Power of attorney previously filed.

Signature Page

5

Exhibit Index

Exhibit Number	Description

(a)(3)	Written Instrument Designating and Establishing New Series

(a)(5)	Certification of Series and Classes

(d)(2)	Amended and Restated Investment Advisory Agreement

(d)(4)	Amended and Restated Expense Cap Agreement

(e)(3)	Second Amendment to Distribution Agreement

(g)(3)	Amendment to Custodian Agreement

(h)(3)	Amendment No. 2 to Amended and Restated Shareholder Servicing Plan and Agreement

(h)(9)	Amendment to Administrative Agency Agreement

(h)(12)	Amendment No. 2 to Amended and Restated Agreement for Fund Accounting and Fund Administration Services

(h)(16)	Amendment No. 3 to Master Services Agreement

(i)	Opinion of Ropes & Gray LLP

(j)	Consent of PricewaterhouseCoopers LLP

(n)(2)	Fourth Amended and Restated Rule 18f-3 Multi-Class Plan

(p)(1)	Code of Ethics of Registrant, Parnassus Funds II, and Parnassus Investments

6